AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 20, 2010

                                                              File No. 033-42484
                                                              File No. 811-06400

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 118              /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 119                     /X/

                         THE ADVISORS' INNER CIRCLE FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                           ---------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                 --------------

                               Philip T. Masterson
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                      --------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)
    ------------------------------------------------------------------------
    / / Immediately upon filing pursuant to paragraph (b)
    / / On [date] pursuant to paragraph (b)
    / / 60 days after filing pursuant to paragraph (a)(1)
    /X/ 75 days after filing pursuant to paragraph (a)(2)
    / / On [date] pursuant to paragraph (a) of Rule 485
    ------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                 APRIL 5, 2010

              AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND
                                 TICKER SYMBOL:

                           INSTITUTIONAL CLASS SHARES

                               INVESTMENT ADVISER:
                       AVIVA INVESTORS NORTH AMERICA, INC.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
             IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aviva Investors Protected Asset Allocation 2015 Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund (the "Trust"), a mutual fund family that offers separate investment portfolios. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
FUND SUMMARY...................................................................X
    INVESTMENT OBJECTIVE.......................................................X
    FUND FEES AND EXPENSES.....................................................X
    PRINCIPAL INVESTMENT STRATEGY..............................................X
    PRINCIPAL RISKS ...........................................................X
    PERFORMANCE INFORMATION....................................................X
    INVESTMENT ADVISER.........................................................X
    PORTFOLIO MANAGERS.........................................................X
    PURCHASE AND SALE OF FUND SHARES...........................................X
    TAX INFORMATION............................................................X
    PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
         INTERMEDIARIES........................................................X
MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENTS............................X
MORE INFORMATION ABOUT THE CALCULATION OF PROTECTED
  NET ASSET VALUE PER SHARE....................................................X
INFORMATION ABOUT PORTFOLIO HOLDINGS...........................................X
MORE INFORMATION ABOUT THE INVESTMENT ADVISER .................................X
PORTFOLIO MANAGERS.............................................................X
PURCHASING AND SELLING FUND SHARES.............................................X
OTHER POLICIES.................................................................X
SHAREHOLDER SERVICING ARRANGEMENTS.............................................X
PAYMENTS TO FINANCIAL INTERMEDIARIES...........................................X
DIVIDENDS AND DISTRIBUTIONS....................................................X
TAXES..........................................................................X
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND.........................Back Cover

AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide protection of the Fund's net asset value per share on the Fund's inception date (less the per share amount of certain distributions made by the Fund) with participation in the potential positive returns of the equity, bond and commodities markets over a five year period. Of course, there is no assurance that the Fund will achieve its objective.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees                                               0.75%
Other Expenses(1)                                             0.79%
Acquired Fund Fees and Expenses(2)                            0.01%
                                                              -----
Total Annual Fund Operating Expenses                          1.55%
Less Fee Reductions and/or Expense Reimbursements            (0.79%)
                                                              -----
Net Expenses(3)                                               0.76%

(1) Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
(2) "Acquired Fund Fees and Expenses" reflect the indirect costs of investing in other funds and are based on estimated amounts for the current fiscal year.
(3) The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses for Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 0.75% of the Fund's average daily net assets until the Special Redemption Date (defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR            3 YEARS
                           $78               $243

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund is new; therefore, it has no historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGY

OVERVIEW. The Fund seeks to achieve its investment objective by employing a proprietary, rules-based asset allocation strategy (the "PAL(SM) Strategy") developed by the Fund's investment adviser, Aviva Investors North America, Inc. (the "Adviser"). The PAL(SM) Strategy seeks to protect the value of the Fund's net asset value per share on the Fund's inception date (less the per share amount of certain distributions made by the Fund, as described below) and, at the same time, generate positive returns by exposing a portion of the Fund's assets to the markets for certain asset classes (stocks, bonds and commodities). The PAL(SM) Strategy seeks to allow shareholders to be able to redeem their shares on or about the fifth anniversary of the Fund's inception date (the "Special Redemption Date") at a net asset value per share that is no less than the Fund's net asset value per share on the Fund's inception date, less the per share amount of distributions made by the Fund that are attributable to the Fund's receipt of "phantom income" on some of its investments (the "Protected Net Asset Value Per Share").

"Phantom income" refers to income with respect to certain investments that is required to be accrued by the Fund under the Internal Revenue Code ("Code"), even though the Fund has not received cash income that corresponds to the "phantom income." As explained further under "Taxes" below, "phantom income" may occur as a result of the rules applicable to original issue discount, market discount (depending on certain Fund elections), annual mark-to-market accruals with respect to certain investments in derivatives, and other similar rules. This "phantom income" is included in the Fund's net investment income which must be distributed at least annually by the Fund in order to meet the requirements of Subchapter M of the Code and to eliminate certain excise taxes.

Distributions made by the Fund will automatically be reinvested in shares of the Fund, unless a shareholder elects otherwise. Shares acquired by new investment or through the reinvestment of a distribution will receive the then-current Protected Net Asset Value Per Share. If a shareholder elects to receive, in cash, distributions that are attributable to phantom income, the total dollar amount of the shareholder's investment that the Fund seeks to protect will be reduced by the amount of that distribution. The total dollar amount of a shareholder's investment that the Fund seeks to protect is equal to the product of the then-current Protected Net Asset Value Per Share and the number of shares owned by the shareholder. The number of shares owned by the shareholder includes shares that are purchased with cash or through the reinvestment of a distribution made by the Fund. Distributions from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources.

For more information about how the Fund calculates Protected Net Asset Value Per Share, please see "More Information About the Calculation of Protected Net Asset Value Per Share" in this prospectus.

Although the PAL(SM) Strategy seeks to provide participation in the potential positive returns generated by the stock, bond and commodities markets, shareholders should understand that the Fund may under-perform those markets as a consequence of its objective to return a per share amount that is no less than the Protected Net Asset Value Per Share on the Special Redemption Date.

THE PAL(SM) STRATEGY. The PAL(SM) Strategy consists of three components: a Protection Component, a Performance Component, and a Tactical Automatic Rebalancing Allocation, a TARA(SM) Component. Each of these components is described below.

THE PROTECTION COMPONENT OF THE PAL(SM) STRATEGY

The Protection Component of the PAL(SM) Strategy seeks to provide a net asset value per share on the Special Redemption Date that is no less than the Protected Net Asset Value Per Share. The Fund intends to implement the Protection Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries evidence the right to receive a stated final payment at a future date from the US Government, and are backed by the full faith and credit of the US Government. Zero Coupon Treasuries held by the Fund will consist of US Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds. Zero Coupon Treasuries that the Fund purchases will mature at a stated par value on or about the Special Redemption Date. The Fund will purchase or sell a par amount of Zero Coupon Treasuries in order to maintain an aggregate par value of Zero Coupon Treasuries and cash sufficient to enable shareholders to receive on the Special Redemption Date an amount per share that is no less than the Protected Net Asset Value Per Share. The Fund's purchases and sales of Zero Coupon Treasuries will be driven by investments in and redemptions from the Fund and will not need to be continuously adjusted.

Fund assets that are not used to purchase Zero Coupon Treasuries and that are not held in cash, cash equivalents, or high-quality, short-term debt instruments (the "Performance Component Assets") will be invested in accordance with the Performance Component of the PAL(SM) Strategy.

THE PERFORMANCE COMPONENT OF THE PAL(SM) STRATEGY

The Performance Component of the PAL(SM) Strategy is designed to generate positive returns by exposing the Fund's Performance Component Assets to the markets for certain asset classes (stocks, bonds and commodities). The Performance Component has two elements. First, the Fund will purchase "in-the-money" or "at-the-money" call options on securities and equity, bond, and commodities indices (or on exchange-traded funds ("ETFs") that track those indices). When the Fund purchases a call option that is at-the-money or in-the-money, the value of the underlying security or index is equal to or greater than the strike price of the option. The second element of the Performance Component consists of the Fund purchasing a "call spread" on securities and equity, bond, and commodities indices (or on ETFs that track the same indices as the call options). When the Fund purchases a call spread, the Fund (1) purchases a call option with a particular strike price and expiration date and (2) at the same time, writes (sells) a call option with the same expiration date but a higher strike price. The maximum profit in this strategy is the difference between the strike prices of the purchased call option and the written call option, less the net cost of the options. The strike prices of the call options purchased and written by the Fund will be determined at the Fund's inception based on then current market conditions and the Adviser's outlook on future market conditions. All of the options purchased and written by the Fund under the Performance Component of the PAL(SM) Strategy will expire on or about the Special Redemption Date.

A call option on a security, including shares of an ETF that tracks an index, gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. A premium is paid to the writer of the option as consideration for undertaking the obligations under the option contract. Call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements of the index generally, rather than the price movements of specific, individual securities. Premium income generated by the Fund through writing call options in the call spread strategy generally will be used to offset premiums paid when the Fund purchases call options as part of the call spread strategy. The Fund anticipates that the amount of premium paid in pursuit of the call spread strategy will exceed the amount of premium earned, resulting in a net expense to the Fund.

The Adviser uses options in the Performance Component of the PAL(SM) Strategy because they provide exposure to the performance of the various asset classes without buying underlying securities or commodities. The use of options also permits the Fund to diversify its investments and seek participation in positive performance, while putting at risk only the premium paid for the option. Thus, the Performance Component is designed to capture some of the upward movement of a particular asset class and minimize the Fund's exposure to downward movement in that asset class.

At the Fund's inception, the Fund will calculate the amount of assets available to be invested as Performance Component Assets as follows: aggregate net assets less the aggregate purchase price of Zero Coupon Treasuries less assets held in cash, cash equivalents or high-quality, short-term debt instruments. The Fund expects, but is not required, to hold approximately 3.5% of its net assets in cash, cash equivalents and high-quality, short-term debt instruments.

At the Fund's inception, the Fund's Performance Component Assets will be invested in options transactions according to the allocation methodology set forth in the following table:

                                                                            APPROXIMATE PERCENTAGE
                                                                          ALLOCATION OF PERFORMANCE
     ASSET CLASS                             INDEX OR ETF                      COMPONENT ASSETS
     -----------                             ------------                 -------------------------
  Domestic Equities                  Standard and Poor's Depository                  40%
                                          Receipts SPDR Trust
                                          (S&P 500(R) Index)

  Foreign Equities                   iShares MSCI EAFE Index Fund                    20%

Government Securities             iShares Barclays Treasury Inflation                30%
                                    Protected Securities Bond Fund

     Commodities                     The United States Oil Fund LP                   10%

The actual percentage allocation of Performance Component Assets will be determined at inception of the Fund and could vary from the table due to market conditions.

The Performance Component Asset allocation percentages described above will be in effect on the Fund's inception date. Thereafter, the percentages will vary based on changes in value of the Zero Coupon Treasuries and options held by the Fund. The percentages established at the Fund's inception will determine the ratio of the contracts of Treasuries and options that will be bought and sold due to purchases and redemptions of Fund shares after the Fund's inception date. The Fund's allocation of Performance Component Assets will also change if the TARA(SM) Component of the PAL(SM) Strategy is triggered, as described below.

When practicable, the Fund intends to utilize exchange-listed options. However, the Fund reserves the right to purchase and sell over-the-counter ("OTC") options at any time in the sole discretion of the Adviser. See "Taxes" for additional information about the tax treatment of options transactions. Further, the Fund reserves the right to implement the Performance Component of the PAL(SM) Strategy by engaging in other types of derivatives transactions, such as swap agreements and futures contracts, if the Adviser determines, in its discretion, that the Performance Component can be more effectively or efficiently implemented through the use of such derivatives.

The percentage of the Fund assets allocated to the Protection Component and the Performance Component of the PALSM Strategy will vary based on the relationship between the level of interest rates at the Fund's inception and the then-current level of interest rates and time to maturity of the Zero Coupon Treasuries. Assuming that the value of the Fund's call options does not change and the time to maturity of the Zero Coupon Treasuries do not change, if interest rates rise, the percentage allocated to Zero Coupon Treasuries would be lower. Conversely, if interest rates were to fall, the percentage of Fund assets allocated to Zero Coupon Treasuries would be higher and Fund assets allocated to the Performance Component would be lower. However, even though Fund assets allocated to the Performance Component would be lower, the number of option contracts purchased to provide the Performance Component does not change. So the investor will not have suffered a reduction in potential market participation as a result of higher rates.

THE TARA(SM) COMPONENT OF THE PAL(SM) STRATEGY

The TARA(SM) Component of the PAL(SM) Strategy is designed to isolate the performance of each asset class in which the Fund has invested in accordance with the PAL(SM) Strategy's Performance Component and periodically and selectively take gains from the Fund's options transactions on those asset classes. This gains-taking feature seeks to prevent the Fund from giving up positive returns if a "flight to quality" occurs within the months leading up to the Special Redemption Date. The TARA(SM) Component is entirely rules-based - the Fund will sell the call options that it has purchased on a particular asset class if the then-current value of call options exceeds the sum of the product of the then-current number of calls and the premium paid per call option at the Fund's inception and the product of the then-current number of call spreads and the net premium paid per call spread at the Fund's inception. The call spreads on that asset class, however, will not be liquidated until the Special Redemption Date. After the sale of a call option on a particular asset class, no new call options on that asset class will be purchased. Rather, proceeds derived from the sale of the call option on that asset class will be distributed to shareholders. Call options purchased by the Fund will expire worthless if the market price for the underlying security or index is less than the option's strike price on the expiration date.

THE SPECIAL REDEMPTION DATE. As of the close of business on the Special Redemption Date, the Fund intends to liquidate its assets and distribute the cash proceeds to shareholders, except for those shareholders affirmatively electing to remain invested in the Fund. Shareholders will be notified no less than six months in advance of the Special Redemption Date of their opportunity to elect to remain invested in the Fund after the Special Redemption Date. The Fund presently anticipates continuing operations after the Special Redemption Date with the same investment objective and same principal investment strategy. Thus, immediately following the Special Redemption Date: (1) the Fund would be re-named the Aviva Investors Protected Asset Allocation 2020 Fund; (2) a new Special Redemption Date would be established that is approximately five years from the original Special Redemption Date; (3) a new Protected Net Asset Value Per Share would be determined; (4) new asset classes could be selected; and (5) the Fund would re-implement the PAL(SM) Strategy, which as described above, would involve the purchase of Zero Coupon Treasuries and call options and call spreads that mature and expire, respectively, on or about the new Special Redemption Date.

The Fund reserves the right to continue operations after the Special Redemption Date with a different investment objective or employing a different investment strategy. Alternatively, the Fund may elect to cease operations completely as of the close of business on the Special Redemption Date. Any decision with respect to the future operations of the Fund after the Special Redemption Date is subject to the approval of the Fund's Board of Trustees. Shareholders will be given at least six months' notice of the manner in which the Fund will operate, if at all, after the Special Redemption Date.

CONTINUOUS OFFERING OF FUND SHARES. Shareholders may purchase and redeem shares on any day that the Fund is open for business. The net asset value per share of the Fund is expected to fluctuate and, on any given day, could be more or less than the Protected Net Asset Value Per Share. However, to the extent the Fund achieves its investment objective, the Protected Net Asset Value Per Share will be available only to those shareholders who redeem their shares on the Special Redemption Date.

Consequently, shareholders who buy shares of the Fund after the Fund's inception date but before the Special Redemption Date may be investing at a net asset value per share that is greater than the Protected Net Asset Value Per Share. In these circumstances, shareholders who redeem their shares on the Special Redemption Date at a net asset value per share that is less than the net asset value per share at the time of purchase may experience a loss on their investment.

Shareholders who redeem all or part of their investment in the Fund before the Special Redemption Date may receive an amount per share that is greater or less than the Protected Net Asset Value Per Share. However, in the event of a partial redemption, a shareholder will not lose the ability to redeem remaining shares on the Special Redemption Date at a net asset value per share that is no less than the Protected Net Asset Value Per Share provided, of course, that the remaining shares are held until the Special Redemption Date and the Fund is successful in achieving its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, any government agency, or any other person, including the Fund and its affiliates. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET PROTECTION STRATEGY RISK. The Protection Component of the PAL(SM) Strategy is based on the value of the Zero Coupon Treasuries having a final value equal to the Protected Net Asset Value Per Share. Fund expenses have the effect of reducing the net assets of the Fund. Although the Fund intends to maintain a portion of its assets in cash or cash equivalents sufficient to cover ongoing operating expenses, it is not required to do so. Thus, in order to return the Protected Net Asset Value Per Share, the Performance Component of the PAL(SM) Strategy must generate returns for the Fund, net of the costs of implementation, that exceed the Fund's operating expenses. Further, if the Fund experiences substantial redemptions, it might be forced to liquidate an amount of Zero Coupon Treasuries such that it would become impracticable for the Fund to redeem shares on the Special Redemption Date at a net asset value per share that is no less than the Protected Net Asset Value Per Share. Moreover, a shareholder who purchases shares of the Fund at a net asset value per share that is greater than the Protected Net Asset Value Per Share may experience a loss on his or her investment even if the Fund is successful in achieving the principal protection component of its investment objective. The Protected Net Asset Value Per Share will be reduced by the per share amount of distributions that are made by the Fund that are attributable to the Fund's receipt of "phantom income" on some of its investments. If a shareholder elects to receive, in cash, distributions that are attributable to phantom income the total dollar amount of the shareholder's investment that the Fund seeks to protect (that is, the number of shares held by the shareholder multiplied by the then-current Protected Net Asset Value Per Share) will be reduced. If a shareholder may need access to his or her money at any point prior to the Special Redemption Date or if a shareholder prefers to receive dividends and distributions in cash, such shareholder should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Special Redemption Date will be made at the Fund's then-current net asset value, which could result in the redeeming shareholder receiving less than the total dollar amount of his or her investment that the Fund seeks to protect.

INTEREST RATE RISK - ZERO COUPON TREASURIES. When interest rates rise, prices of debt securities generally decline. Zero Coupon Treasuries tend to be more sensitive to changes in interest rates than coupon-paying securities of comparable quality and duration. The guarantee of the US Government does not apply to the market value of any Zero Coupon Treasuries or to shares of the Fund. If the Fund sells Zero Coupon Treasuries during a period of rising interest rates, the Fund may experience a loss, which could cause the Fund to fail to achieve its investment objective.

STOCK MARKET RISK. Because a portion of the Fund's assets will be exposed to the stock market, when stock prices fall, the value of your investment may fall as well. At the same time, the Fund may not participate in rising stock prices to the same extent as other mutual funds that do not seek to provide a Protected Net Asset Value Per Share.

FOREIGN SECURITIES RISK. Because a portion of the Fund's assets will be exposed to securities of foreign companies, when the prices of those securities fall, you should expect the value of your investment to fall as well. Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

COMMODITIES RISK. There is the risk that the changes in the price of the units of The United States Oil Fund LP ("USOF"), which presently trade on the NYSE Arca, will not closely track the changes in spot price of light, sweet crude oil. This could happen if the price of units traded on the NYSE Arca does not correlate closely with USOF's net asset value; the changes in USOF's net asset value do not closely correlate with the changes in the price of USOF's benchmark oil futures contract; or the changes in the price of USOF's benchmark oil futures contract do not closely correlate with the changes in the cash or spot price of light, sweet crude oil. This is a risk because if these correlations do not exist, then the Fund's options transactions on USOF may not produce the intended results. At the same time, the Fund may not participate in rising commodity prices to the same extent as other mutual funds that do not seek to provide a Protected Net Asset Value Per Share.

DERIVATIVES RISK. The Fund may invest in derivatives, such as options and futures contracts and swap agreements, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other assets underlying those derivatives. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Options and futures contracts and swap agreements are described in more detail below:

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning a call option on the underlying security pursuant to the call spread strategy described above. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

The risks associated with the Fund's use of futures and options contracts include:

     o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling call options can be more speculative than investing directly in securities.

COUNTERPARTY CREDIT RISK. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, OTC options, total return swaps, and index, interest rate, and credit default swap agreements. The Fund will not enter into any agreement with a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under an agreement in the event of the default or bankruptcy of the agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into financial instruments with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. These types of financial instruments also may be considered to be illiquid.

INVESTMENT TECHNIQUE RISK. The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying instrument or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the underlying security or instrument, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and other market measures will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

TAX RISK. There is a risk that the Fund may not qualify to be treated as a regulated investment company ("RIC") for federal income tax purposes because its investments may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test. In addition, the Fund may be relying on the qualification of USOF as a "qualified publicly traded partnership" under the Code in order to treat the income the Fund receives from USOF as qualifying income for purposes of the RIC qualifying income test. USOF indicates in its current offering document that it expects to be a qualified publicly traded partnership in each of its taxable years, but that such qualification is not assured.

A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income (with respect to taxable years beginning prior to December 31, 2010) and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation

(without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance and may prevent the Fund from achieving its investment objective.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

ADVISER RISK. The Adviser has not previously, and does not currently act as an investment adviser to any other mutual fund. The Adviser has not managed this strategy.

NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund's Board of Trustees or the Adviser may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

INVESTMENT ADVISER

Aviva Investors North America, Inc. serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

Anurag Joshi, Senior Portfolio Manager - Derivatives, has been with the Adviser since 1997.

Ross Schuchart, Senior Derivatives Analyst, has been with the Adviser since
2008.

Chakradhar Singh, Senior Derivatives Analyst, has been with the Adviser since 2005.

Rohini Ramaswamy, Senior Investment Analyst - Derivatives, has been with the Adviser since 2005.

David Ross, Senior Vice President, Risk Management, has been with the Adviser since 2004.

PURCHASE AND SALE OF FUND SHARES

You can open an account with the Fund with a minimum initial investment of $50,000. To meet the Fund's minimum account requirements for IRAs, you will generally need to rollover assets from an existing IRA account. The Fund may accept investments of smaller amounts in its sole discretion. Subsequent investments must be at least $25,000. Shareholders must maintain a minimum account value of $50,000. The Fund reserves the right to waive the minimum initial and subsequent investment amounts and the minimum account value in its sole discretion.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-XXX-XXX-XXXX.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security or instrument will depend on how widely the Fund diversifies its holdings.

The investment objective of the Fund is to provide protection of the Fund's net asset value per share on the Fund's inception date, less the per share amount of distributions that are made by the Fund that are attributable to the Fund's receipt of "phantom income," with participation in the potential positive returns of the equity, bond and commodities markets over a five year period. This investment objective may be changed upon 60 days' notice to shareholders. There is no assurance that the Fund will achieve its objective.

In seeking to achieve the Fund's investment objective, the Adviser employs the PAL(SM) Strategy with TARA(SM).

The Protection Component of the PAL(SM) Strategy seeks to provide a net asset value per share on the Special Redemption Date that is no less than the Protected Net Asset Value Per Share. The Fund intends to implement the Protection Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date from the US Government, and are backed by the full faith and credit of the US Government. Zero Coupon Treasuries held by the Fund will include US Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds.

Zero Coupon Securities. The Funds will invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer.

Stripped Zero Coupon Securities. Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (that is, unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (that is, cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The Performance Component of the PAL(SM) Strategy is designed to generate positive returns for the Fund by exposing the Fund's Performance Component Assets to the market for certain asset classes (stocks, bonds and commodities). The Performance Component has two elements. First, the Fund will purchase "in-the-money" or "at-the-money" call options on securities and equity, bond, and commodities indices (or on exchange-traded funds ("ETFs") that track those indices). The second element of the Performance Component calls for the Fund to employ a "call spread" strategy. As of the date of this prospectus, the Fund intends to purchase call options on, and employ call spread strategies with respect to, the following indices and ETFs.

SPDR Trust (domestic equities). SPDR Trust intends to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index. The S&P 500 Index is a capitalization-weighted index that serves as a gauge of the U.S. equities market. The Index is composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies.

THE ISHARES MSCI EAFE INDEX FUND (foreign equities). The iShares MSCI EAFE Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this prospectus, the MSCI EAFE Index consisted of the following 21 developed market country indices:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

THE ISHARES BARCLAYS TREASURY INFLATION PROTECTED SECURITIES BOND FUND (government securities). This ETF seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the "TIPS Index"). The TIPS Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation--a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

THE U.S. OIL FUND LP (commodities). This ETF is a commodity pool that issues units that trade on the NYSE Arca. The investment objective of The U.S. Oil Fund is to have the changes in percentage terms of the units' net asset value reflect the changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the changes in the price of the futures contract on light, sweet crude oil as traded on the New York Mercantile Exchange that is the near month contract to expire (except when the near month contract is within two weeks of expiration, in which case it will be measured by the futures contract that is the next month contract to expire), less The U.S. Oil Fund's expenses.

The Fund reserves the right to engage in options transactions on indices or ETFs that are different than those identified above without notice to shareholders.

Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the degree of correlation between the options and the prices of the underlying securities. If the Adviser is incorrect in its expectation the correlation between the instruments or indices on which such options may be written and purchased, the Fund may fail to meet its investment objective. The use of options can also increase the Fund's transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires "out of the money" (that is, if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the OTC market, there is a risk that the counterparty that wrote the option will be unable to perform its obligations under the option contract. Such OTC options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position, in which case the Fund could lose money in the event of adverse price movements.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objectives. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for total return or capital growth.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and engage in the types of transactions described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). For liquidity purposes, the Fund may invest a portion of its assets in cash or money market instruments. However, the Fund intends to remain as fully invested as practicable regardless of market conditions. Of course, the Fund cannot guarantee that it will achieve its investment goal.

MORE INFORMATION ABOUT THE CALCULATION OF PROTECTED NET ASSET VALUE PER SHARE

The Protected Net Asset Value Per Share will fluctuate because of the Fund's receipt of phantom income and elections made by shareholders either to reinvest distributions made by the Fund or to receive those distributions in cash. (Distributions made by the Fund automatically will be reinvested in shares of the Fund, unless a shareholder elects otherwise.) As a result, the Fund will maintain a Fund-wide Protected Net Asset Value Per Share, which will apply to each shareholder's initial purchase of Fund shares, and an individualized Protected Net Asset Value Per Share for each shareholder, which will apply to all purchases of Fund shares made by a particular shareholder, including purchases by reinvestments of distributions, after that shareholder's initial purchase of Fund shares. The Fund-wide Protected Net Asset Value Per Share is a weighted average of each shareholder's individual Protected Net Asset Value Per Share. Thus, a shareholder's Protected Net Asset Value Per Share may diverge from, and is likely to be different than, the Fund-wide Protected Net Asset Value Per Share. By maintaining an individual Protected Net Asset Value Per Share for each shareholder, the Fund is able to determine the total dollar amount of the shareholder's investment that the Fund seeks to protect (the "Protected Principal Amount") based on that shareholder's election to reinvest distributions or receive them in cash. It is important to understand that the Fund's net asset value per share likely will be different than the Fund-wide Protected Net Asset Value Per Share and each shareholder's individual Protected Net Asset Value. The Fund's net asset value per share and the Fund-wide Protected Net Asset Value Per Share will be the same on the Fund's inception date. Thereafter, those values likely will diverge because the Fund's net asset value per share is based on the market value of the investments held by the Fund, which may fluctuate daily, while the Fund-wide and individual Protected Net Asset Values Per Share are based on investments made by shareholders, the Fund's receipt of phantom income and the elections of shareholders with respect to distributions. If a shareholder purchases shares at a time when the Fund's net asset value per share is greater than, in the case of an initial purchase of shares, the Fund-wide Protected Net Asset Value Per Share or, in the case of subsequent purchases of shares, the shareholder's individual Protected Net Asset Value Per Share, there is a risk that the shareholder will lose money because the Fund will not seek to protect the full amount of the shareholder's investment.

The following examples illustrate how the Fund calculates a shareholder's Protected Principal Amount, a shareholder's Protected Net Asset Value Per Share, and the Fund-wide Protected Net Asset Value Per Share. These examples are hypothetical and do not reflect past, nor do they project future, results of the Fund.

CALCULATION OF A SHAREHOLDER'S PROTECTED PRINCIPAL AMOUNT

A shareholder's Protected Principal Amount is calculated by multiplying the number of shares held by his Protected Net Asset Value Per Share.

EXAMPLE: THE FUND'S NET ASSET VALUE PER SHARE IS GREATER THAN THE PROTECTED NET ASSET VALUE PER SHARE AT TIME OF PURCHASE. Assume a shareholder made an investment of $10,500 in Fund, the Fund's net asset value per share is $10.50 and the Fund's Protected Net Asset Value Per Share is $10.00. The number of shares purchased will be determined by dividing the investment of $10,500 by the Fund's net asset value per share of $10.50. Such shareholder now holds 1,000 shares. The 1,000 shares multiplied by the Protected Net Asset Value Per Share of $10.00 provides a Protected Principal Amount of $10,000. If the shareholder held those shares to the Special Redemption Date and there were no changes to the Protected Net Asset Value Per Share, the shareholder's Protected Principal Amount would be $500 less than the amount invested.

EXAMPLE: THE FUND'S NET ASSET VALUE PER SHARE IS LESS THAN THE PROTECTED NET ASSET VALUE PER SHARE AT TIME OF PURCHASE. Assume a shareholder made an investment of $9,500 in the Fund, the Fund's net asset value per share is $9.50 and the Fund's Protected Net Asset Value Per Share is $10.00. The number of shares purchased will be determined by dividing the investment of $9,500 by the Fund's net asset value per share of $9.50. Such shareholder now holds 1,000 shares. The 1,000 shares multiplied by the Protected Net Asset Value Per Share of $10.00 provides a Protected Principal Amount of $10,000.00. If the shareholder held those shares to the Special Redemption Date and there were no changes to the Protected Net Asset Value Per Share, the shareholder's Protected Principal Amount would be $500 greater than the amount invested.

A shareholder's Protected Principal Amount and Protected Net Asset Value Per Share may change due to certain types of distributions and depending on whether the distributions are received in cash or reinvested in additional shares.

IMPACT OF PHANTOM INCOME DISTRIBUTIONS

The distribution of phantom income will reduce the Fund's current Protected Net Asset Value Per Share. As an example, assume at the end of year 1 the Fund declares a dividend made up of phantom income of $0.20 per share. Prior to the dividend being distributed, the Fund's net asset value per share is $10.50 and the shareholder holds 1,000 shares, his current Protected Net Asset Value Per Share is equal to $10.00, and his Protected Principal Amount is $10,000. After the distribution the Fund's net asset value per share equals $10.30 (Fund's net asset value per share prior to the dividend of $10.50, less the dividend per share of $0.20, equals $10.30).

SHAREHOLDER REINVESTS PHANTOM INCOME DISTRIBUTION. If the shareholder elects to reinvest the full amount of the dividend, then the number of shares such shareholder owns in the Fund will increase. Although the number of shares in the account increases, and the shareholder's Protected Net Asset Value Per Share decreases, the shareholder's Protected Principal Amount does not change.

To recalculate the shareholder's Protected Net Asset Value Per Share:

    1. Determine the value of the shareholder's dividend. The total dividend will equal the per share dividend multiplied by the number of shares owned the day before the dividend is declared. In the example, 1,000 shares are multiplied by $0.20 per share to arrive at $200.00.

    2. Determine the number of shares added to the shareholder's account when the dividend is reinvested. The number of additional shares equals the amount of the dividend divided by the ending net asset value per share on the day the dividend was declared. In the example, $200.00 divided by $10.30 equals 19.417 shares.

    3. Adjust the shareholder's account for the additional shares. Add 1,000 and
       19.417 to arrive at the new share balance of 1,019.417 shares.

    4. Determine the shareholder's new Protected Net Asset Value Per Share. Take the current Protected Principal Amount and divide by the new share balance. In the example, $10,000 is divided by 1,019.417 shares to arrive at the shareholder's new Protected Net Asset Value Per Share of $9.8095.

    5. The shareholder's current Protected Principal Amount still equals
       $10,000.

SHAREHOLDER RECEIVES PHANTOM INCOME DISTRIBUTION IN CASH. In the event a shareholder does not reinvest all phantom income dividends in additional shares, the Protected Principal Amount is reduced by the amount that the shareholder receives in cash.

To recalculate the shareholder's Protected Net Asset Value Per
Share when phantom income dividends are received in cash:

    1. Determine the value of the shareholder's dividend. The total dividend will equal the per share dividend multiplied by the number of shares owned the day before the dividend is declared. In the example, 1,000 shares are multiplied by $0.20 per share to arrive at $200.00.

    2. Determine the amount that will be distributed in cash. In the example, 100% of the dividend (or $200.00) will be distributed in cash.

    3. Adjust the shareholder's current Protected Principal Amount for the distribution. Subtract $200.00 from the current Protected Principal Amount of $10,000 to arrive at $9,800.

    4. Determine the shareholder's new Protected Net Asset Value Per Share. Take the new Protected Principal Amount and divide by the current share balance. In the example, $9,800 is divided by 1,000 shares to arrive at the new Protected Net Asset Value Per Share of $9.80.

In the event the shareholder reinvests some of the dividend and receives some in cash, the shareholder's new Protected Net Asset Value Per Share is calculated by following the reinvestment example for the portion taken in shares and the cash distribution example for the portion taken in cash.

IMPACT OF REAL INCOME / CAPITAL GAINS DISTRIBUTIONS

The distribution of real income and capital gains (that is, income or gain to the Fund that is not phantom income) ("Real Income/Gains") can result in an adjustment to the Protected Net Asset Value Per Share. As an example, assume a shareholder reinvests Real Income/Gains distributions. The current Protected Principal Amount and the number of shares such shareholder owns in the Fund will increase at each date on which such a distribution is reinvested, thus increasing the shareholder's overall Protected Principal Amount and potentially the shareholder's Protected Net Asset Value Per Share.

Assume at the end of year 1 the Fund has a net asset value per share of $10.50, and the Fund declares a Real Income/Gains dividend of $0.20 per share so that the Fund's net asset value per share is $10.30 after the distribution is made.

To recalculate the shareholder's Protected Net Asset Value Per Share:

    1. Determine the value of the shareholder's dividend. The total dividend will equal the per share dividend multiplied by the number of shares owned the day before the dividend is declared. In the example, 1,000 shares are multiplied by $0.20 per share to arrive at $200.00.

    2. Determine the number of shares that will get added to the shareholder's account when the dividend is reinvested. The number of additional shares equals the amount of the dividend divided by the ending net asset value per share on the day the dividend was declared. In the example, $200.00 divided by $10.30 equals 19.417 shares.

    3. Adjust the shareholder's account for the additional shares. Add 1,000 and
       19.417 to arrive at the new share balance of 1,019.417 shares.

    4. Adjust the Protected Principal Amount. Add $200.00 to the current Protected Principal Amount of $10,000 to arrive at $10,200.

    5. The Protected Net Asset Value Per Share equals $10.0057. In the example, the new Protected Principal Amount of $10,200 divided by the new share balance 1,019.417 equals $10.0057.

If a shareholder does not reinvest Real Income/Gains dividends in additional shares, the shareholder's Protected Principal Amount and Protected Net Asset Value Per Share remain unchanged.

In the event the shareholder reinvests some of the Real Income/Gain dividend and receives some in cash, the new Protected Principal Amount is calculated by following the reinvestment example for the portion taken in shares.

POSSIBLE DIVERGENCE BETWEEN FUND'S PROTECTED NET ASSET VALUE PER SHARE AND SHAREHOLDER'S PROTECTED NET ASSET VALUE PER SHARE

The shareholder's Protected Net Asset Value
Per Share may diverge from the Fund's Protected Net Asset Value Per Share as a result of the shareholder's elections for reinvesting distributions in additional shares or receiving the distributions in cash compared with the elections made by all the shareholders in the Fund in general. This is because the Fund's Protected Net Asset Value Per Share reflects a weighted average of the Protected Net Asset Value Per Share of all shareholders.

Assume that the fund has two shareholders and each shareholder holds 1,000 shares and has a Protected Principal Amount of $10,000. Shareholder A elects to reinvest his distributions in additional shares and Shareholder B elects to receive his distributions in cash. The Fund's Protected Net Asset Value Per Share and the Protected Net Asset Value Per Share of both Shareholders A and B is equal to $10.00 prior to the distribution.

At the end of year 1, the Fund distributes $0.20 of phantom income. Each shareholder will receive $200 (1,000 shares multiplied by $0.20 per share). Using the examples for recalculating the shareholder's Protected Net Asset Value Per Share from the "Distribution of Phantom Income" section above, the new Protected Net Asset Value Per Share for Shareholder A will be $9.8095 ($10,000 divided by 1,019.417) and for Shareholder B will be $9.80 ($9,800 divided by 1,000.000).

To recalculate the Fund's Protected Net Asset Value Per Share:

    1. Add the new Protected Principal Amounts for Shareholders A and B. In the example, the sum of Shareholder A's Protected Principal Amount of $10,000 and Shareholder B's Protected Principal Amount of $9,800 results in a total Protected Principal Amount for the Fund of $19,800.

    2. Add the new share amounts for Shareholders A and B. In the example, the sum of Shareholder A's 1,019.417 shares and Shareholder B's 1,000 shares results in a new share balance for the Fund of 2,019.417 shares.

    3. Determine the Fund's new Protected Net Asset Value Per Share. Take the total Protected Principal Amount for the Fund and divide by the new share balance for the Fund. In the example, $19,800 is divided by 2,019.417 shares to arrive at the Fund's new Protected Net Asset Value Per Share of $9.8048.

Although a shareholder may be able to perform the calculations described above, the Fund will recalculate the Protected Principal Amount and Protected Net Asset Value Per Share for each shareholder and for the Fund whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculations, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control. Shareholders should retain their statements and confirmations to assist in performing their own calculations.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER

Aviva Investors North America, Inc., an Iowa corporation formed in 1997, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. As of September 30, 2009, the Adviser had approximately $50 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Fund, the Adviser is entitled to an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund's Institutional Class Shares until the Special Redemption Date.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

Anurag Joshi, Senior Portfolio Manager - Derivatives, has been with the Adviser since 1997. Mr. Joshi is responsible for directing and managing the activities of the derivatives team that is responsible for the index linked hedging program as well as Asset Liability Management-driven transactions. He has more than twelve years of experience.

Ross Schuchart, Senior Derivatives Analyst, has been with the Adviser since 2008. Mr. Schuchart is responsible for analyzing interest rate derivatives and foreign exchange. In addition, Mr. Schuchart will be responsible for developing derivative-related strategies within the context of client portfolios. Prior to joining the Adviser, Mr. Schuchart was a Senior Derivative Trader for Principal Global Investors, responsible for providing analysis and trading of fixed income derivatives. He has more than twelve years of experience.

Chakradhar Singh, Senior Derivatives Analyst, has been with the Adviser since 2005. Mr. Singh is primarily responsible for the equity derivatives hedging and modeling of various equity derivatives products. He has more than four years experience.

Rohini Ramaswamy, Senior Investment Analyst - Derivatives, has been with the Adviser since 2005. Ms. Ramaswamy specializes in hedging the market risks on the index book of business and also is a backup trader for the fixed income and currency derivatives. She has more than four years of experience.

David Ross, Senior Vice President, Risk Management, has been with the Adviser since 2004. Mr. Ross is responsible for risk management, which includes derivative solutions, quantitative risk and liability-driven investing for the firm and its clients. Prior to joining the Adviser, Mr. Ross worked for Maritime Life as the director of asset liability management. He has more than 26 years of experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-XXX-XXX-XXXX.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Aviva Investors Protected Asset Allocation 2015 Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

DST Systems, Inc.
c/o Aviva Investors Protected Asset Allocation 2015 Fund
430 W. 7th Street
Kansas City, MO  64105

BY WIRE

To open an account by wire, call 1-xxx-xxx-xxxx for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA#:  101000695
Aviva Investors Protected Asset Allocation 2015 Fund
DDA# xxxxxxxxxx
Ref: Fund name/account name/account number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 monthly and quarterly, $3,000 semi-annually or $5,000 annually. To cancel or change a plan, write to the Fund at: Aviva Investors Protected Asset Allocation 2015 Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009, (Express Mail Address: 430 West 7th Street, Kansas City, MO 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase shares, check daily NAV or obtain additional information.

FUND NAME                           SHARE CLASS        TICKER SYMBOL           CUSIP           FUND CODE
---------                           -----------        -------------           -----           ---------
Aviva Investors Protected Asset    Institutional            xxx                 xxx               xxx
Allocation 2015 Fund

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-XXX-XXX-XXXX

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. The Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

The sale price of each share will be the NAV next determined after the Fund receives your request.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o  The Fund name;

     o  The account number;

     o  The dollar amount or number of shares you wish to redeem;

     o  The account name(s); and

     o  The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     REGULAR MAIL ADDRESS

     Aviva Investors Protected Asset Allocation 2015 Fund
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS

     DST Systems, Inc.
     c/o Aviva Investors Protected Asset Allocation 2015 Fund
     430 West 7th Street
     Kansas City, MO 64105

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-xxx-xxx-xxxx to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via Automated Clearing House to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $50,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than four (4) "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether paid in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. For example, investments in certain debt obligations, such as Zero Coupon Treasuries, and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under Subchapter M of the Code.

A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. In general, the Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market) on such date, and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by a Fund on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the Subchapter M qualifying income test. However, it is the intention of the Fund's management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification under Subchapter M of the Code.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

              AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND

                                 PRIVACY NOTICE
                 This information is not part of the Prospectus

The Fund recognizes and respects the privacy concerns of its customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

THE FUND COLLECTS THIS INFORMATION FROM THE FOLLOWING SOURCES:

     o  Information we receive from you on applications or other forms;

     o Information about your transactions with us and our service providers, or others;

     o Information we receive from consumer reporting agencies (including credit bureaus).

WHAT INFORMATION THE FUND DISCLOSES AND TO WHOM THE FUND DISCLOSES INFORMATION.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders to nonaffiliated third parties such as:

     o To government entities, in response to subpoenas or to comply with laws or regulations.

     o When you, the customer, direct the Trust to do so or consent to the disclosure.

     o To companies that perform necessary services for the Trust, such as data processing companies that the Trust uses to process your transactions or maintain your account.

     o  To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

HOW THE FUND SAFEGUARDS INFORMATION.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                         THE ADVISORS' INNER CIRCLE FUND

              AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND

INVESTMENT ADVISER

Aviva Investors North America, Inc.
699 Walnut Street, Suite 1700
Des Moines, Iowa 50309

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated April 5, 2010, includes detailed information about The Advisors' Inner Circle Fund and the Aviva Investors Protected Asset Allocation 2015 Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-XXX-XXX-XXXX)

BY MAIL:  Write to us at:
Aviva Investors Protected Asset Allocation 2015 Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET:  [insert website]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Trust's Investment Company Act registration number is 811-06400.

                                                                   [INSERT CODE]

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                  APRIL 5, 2010

              AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND
                                 TICKER SYMBOL:

                              INVESTOR CLASS SHARES

                               INVESTMENT ADVISER:
                       AVIVA INVESTORS NORTH AMERICA, INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
             IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aviva Investors Protected Asset Allocation 2015 Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund (the "Trust"), a mutual fund family that offers separate investment portfolios. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                           PAGE
FUND SUMMARY..................................................................X
    INVESTMENT OBJECTIVE......................................................X
    FUND FEES AND EXPENSES....................................................X
    PRINCIPAL INVESTMENT STRATEGY.............................................X
    PRINCIPAL RISKS ..........................................................X
    PERFORMANCE INFORMATION...................................................X
    INVESTMENT ADVISER........................................................X
    PORTFOLIO MANAGERS........................................................X
    PURCHASE AND SALE OF FUND SHARES..........................................X
    TAX INFORMATION...........................................................X
    PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
         INTERMEDIARIES.......................................................X
MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENTS...........................X
MORE INFORMATION ABOUT THE CALCULATION OF PROTECTED
  NET ASSET VALUE PER SHARE...................................................X
INFORMATION ABOUT PORTFOLIO HOLDINGS..........................................X
MORE INFORMATION ABOUT THE INVESTMENT ADVISER ................................X
PORTFOLIO MANAGERS............................................................X
PURCHASING AND SELLING FUND SHARES............................................X
OTHER POLICIES................................................................X
DISTRIBUTION OF FUND SHARES...................................................X
SHAREHOLDER SERVICING ARRANGEMENTS............................................X
PAYMENTS TO FINANCIAL INTERMEDIARIES..........................................X
DIVIDENDS AND DISTRIBUTIONS...................................................X
TAXES.........................................................................X
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND........................Back Cover

AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide protection of the Fund's net asset value per share on the Fund's inception date (less the per share amount of certain distributions made by the Fund) with participation in the potential positive returns of the equity, bond and commodities markets over a five year period. Of course, there is no assurance that the Fund will achieve its objective.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees                                               0.75%
Distribution (12b-1) Fee                                      0.25%
Other Expenses(1)                                             0.79%
Acquired Fund Fees and Expenses(2)                            0.01%
                                                              -----
Total Annual Fund Operating Expenses                          1.80%
Less Fee Reductions and/or Expense Reimbursements            (0.79%)
                                                              -----
Net Expenses(3)                                               1.01%

(1) Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

(2) "Acquired Fund Fees and Expenses" reflect the indirect costs of investing in other funds and are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses for Investor Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.00% of the Fund's average daily net assets until the Special Redemption Date (defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR              3 YEARS
                          $103                 $322

     PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund is new; therefore, it has no historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGY

OVERVIEW. The Fund seeks to achieve its investment objective by employing a proprietary, rules-based asset allocation strategy (the "PAL(SM) Strategy") developed by the Fund's investment adviser, Aviva Investors North America, Inc. (the "Adviser"). The PAL(SM) Strategy seeks to protect the value of the Fund's net asset value per share on the Fund's inception date (less the per share amount of certain distributions made by the Fund, as described below) and, at the same time, generate positive returns by exposing a portion of the Fund's assets to the markets for certain asset classes (stocks, bonds and commodities). The PAL(SM) Strategy seeks to allow shareholders to be able to redeem their shares on or about the fifth anniversary of the Fund's inception date (the "Special Redemption Date") at a net asset value per share that is no less than the Fund's net asset value per share on the Fund's inception date, less the per share amount of distributions made by the Fund that are attributable to the Fund's receipt of "phantom income" on some of its investments (the "Protected Net Asset Value Per Share").

"Phantom income" refers to income with respect to certain investments that is required to be accrued by the Fund under the Internal Revenue Code ("Code"), even though the Fund has not received cash income that corresponds to the "phantom income." As explained further under "Taxes" below, "phantom income" may occur as a result of the rules applicable to original issue discount, market discount (depending on certain Fund elections), annual mark-to-market accruals with respect to certain investments in derivatives, and other similar rules. This "phantom income" is included in the Fund's net investment income which must be distributed at least annually by the Fund in order to meet the requirements of Subchapter M of the Code and to eliminate certain excise taxes.

Distributions made by the Fund will automatically be reinvested in shares of the Fund, unless a shareholder elects otherwise. Shares acquired by new investment or through the reinvestment of a distribution will receive the then-current Protected Net Asset Value Per Share. If a shareholder elects to receive, in cash, distributions that are attributable to phantom income, the total dollar amount of the shareholder's investment that the Fund seeks to protect will be reduced by the amount of that distribution. The total dollar amount of a shareholder's investment that the Fund seeks to protect is equal to the product of the then-current Protected Net Asset Value Per Share and the number of shares owned by the shareholder. The number of shares owned by the shareholder includes Shares that are purchased with cash or through the reinvestment of a distribution made by the Fund. Distributions from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources.

For more information about how the Fund calculates Protected Net Asset Value Per Share, please see "More Information About the Calculation of Protected Net Asset Value Per Share" in this prospectus.

Although the PAL(SM) Strategy seeks to provide participation in the potential positive returns generated by the stock, bond and commodities markets, shareholders should understand that the Fund may under-perform those markets as a consequence of its objective to return a per share amount that is no less than the Protected Net Asset Value Per Share on the Special Redemption Date.

THE PAL(SM) STRATEGY. The PAL(SM) Strategy consists of three components: a Protection Component, a Performance Component, and a Tactical Automatic Rebalancing Allocation, a TARA(SM) Component. Each of these components is described below.

THE PROTECTION COMPONENT OF THE PAL(SM) STRATEGY

The Protection Component of the PAL(SM) Strategy seeks to provide a net asset value per share on the Special Redemption Date that is no less than the Protected Net Asset Value Per Share. The Fund intends to implement the Protection Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries evidence the right to receive a stated final payment at a future date from the US Government, and are backed by the full faith and credit of the US Government. Zero Coupon Treasuries held by the Fund will consist of US Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds. Zero Coupon Treasuries that the Fund purchases will mature at a stated par value on or about the Special Redemption Date. The Fund will purchase or sell a par amount of Zero Coupon Treasuries in order to maintain an aggregate par value of Zero Coupon Treasuries and cash sufficient to enable shareholders to receive on the Special Redemption Date an amount per share that is no less than the Protected Net Asset Value Per Share. The Fund's purchases and sales of Zero Coupon Treasuries will be driven by investments in and redemptions from the Fund and will not need to be continuously adjusted.

Fund assets that are not used to purchase Zero Coupon Treasuries and that are not held in cash, cash equivalents, or high-quality, short-term debt instruments (the "Performance Component Assets") will be invested in accordance with the Performance Component of the PAL(SM) Strategy.

THE PERFORMANCE COMPONENT OF THE PAL(SM) STRATEGY

The Performance Component of the PAL(SM) Strategy is designed to generate positive returns by exposing the Fund's Performance Component Assets to the markets for certain asset classes (stocks, bonds and commodities). The Performance Component has two elements. First, the Fund will purchase "in-the-money" or "at-the-money" call options on securities and equity, bond, and commodities indices (or on exchange-traded funds ("ETFs") that track those indices). When the Fund purchases a call option that is at-the-money or in-the-money, the value of the underlying security or index is equal to or greater than the strike price of the option. The second element of the Performance Component consists of the Fund purchasing a "call spread" on securities and equity, bond, and commodities indices (or on ETFs that track the same indices as the call options). When the Fund purchases a call spread, the Fund (1) purchases a call option with a particular strike price and expiration date and (2) at the same time, writes (sells) a call option with the same expiration date but a higher strike price. The maximum profit in this strategy is the difference between the strike prices of the purchased call option and the written call option, less the net cost of the options. The strike prices of the call options purchased and written by the Fund will be determined at the Fund's inception based on then current market conditions and the Adviser's outlook on future market conditions. All of the options purchased and written by the Fund under the Performance Component of the PAL(SM) Strategy will expire on or about the Special Redemption Date.

A call option on a security, including shares of an ETF that tracks an index, gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. A premium is paid to the writer of the option as consideration for undertaking the obligations under the option contract. Call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements of the index generally, rather than the price movements of specific, individual securities. Premium income generated by the Fund through writing call options in the call spread strategy generally will be used to offset premiums paid when the Fund purchases call options as part of the call spread strategy. The Fund anticipates that the amount of premium paid in pursuit of the call spread strategy will exceed the amount of premium earned, resulting in a net expense to the Fund.

The Adviser uses options in the Performance Component of the PAL(SM) Strategy because they provide exposure to the performance of the various asset classes without buying underlying securities or commodities. The use of options also permits the Fund to diversify its investments and seek participation in positive performance, while putting at risk only the premium paid for the option. Thus, the Performance Component is designed to capture some of the upward movement of a particular asset class and minimize the Fund's exposure to downward movement in that asset class.

At the Fund's inception, the Fund will calculate the amount of assets available to be invested as Performance Component Assets as follows: aggregate net assets less the aggregate purchase price of Zero Coupon Treasuries less assets held in cash, cash equivalents or high-quality, short-term debt instruments. The Fund expects, but is not required, to hold approximately 3.5% of its net assets in cash, cash equivalents and high-quality, short-term debt instruments.

At the Fund's inception, the Fund's Performance Component Assets will be invested in options transactions according to the allocation methodology set forth in the following table:

                                                                      APPROXIMATE PERCENTAGE
                                                                    ALLOCATION OF PERFORMANCE
     ASSET CLASS                       INDEX OR ETF                      COMPONENT ASSETS
     -----------                       ------------                 -------------------------
  Domestic Equities            Standard and Poor's Depository                  40%
                                    Receipts SPDR Trust
                                    (S&P 500(R) Index)

  Foreign Equities             iShares MSCI EAFE Index Fund                    20%

Government Securities       iShares Barclays Treasury Inflation                30%
                              Protected Securities Bond Fund

     Commodities               The United States Oil Fund LP                   10%

The actual percentage allocation of Performance Component Assets will be determined at inception of the Fund and could vary from the table due to market conditions.

The Performance Component Asset allocation percentages described above will be in effect on the Fund's inception date. Thereafter, the percentages will vary based on changes in value of the Zero Coupon Treasuries and options held by the Fund. The percentages established at the Fund's inception will determine the ratio of the contracts of Treasuries and options that will be bought and sold due to purchases and redemptions of Fund shares after the Fund's inception date. The Fund's allocation of Performance Component Assets will also change if the TARA(SM) Component of the PAL(SM) Strategy is triggered, as described below.

When practicable, the Fund intends to utilize exchange-listed options. However, the Fund reserves the right to purchase and sell over-the-counter ("OTC") options at any time in the sole discretion of the Adviser. See "Taxes" for additional information about the tax treatment of options transactions. Further, the Fund reserves the right to implement the Performance Component of the PAL(SM) Strategy by engaging in other types of derivatives transactions, such as swap agreements and futures contracts, if the Adviser determines, in its discretion, that the Performance Component can be more effectively or efficiently implemented through the use of such derivatives.

The percentage of the Fund assets allocated to the Protection Component and the Performance Component of the PALSM Strategy will vary based on the relationship between the level of interest rates at the Fund's inception and the then-current level of interest rates and time to maturity of the Zero Coupon Treasuries. Assuming that the value of the Fund's call options does not change and the time to maturity of the Zero Coupon Treasuries do not change, if interest rates rise, the percentage allocated to Zero Coupon Treasuries would be lower. Conversely, if interest rates were to fall, the percentage of Fund assets allocated to Zero Coupon Treasuries would be higher and Fund assets allocated to the Performance Component would be lower. However, even though Fund assets allocated to the Performance Component would be lower, the number of option contracts purchased to provide the Performance Component does not change. So the investor will not have suffered a reduction in potential market participation as a result of higher rates.

THE TARA(SM) COMPONENT OF THE PAL(SM) STRATEGY

The TARA(SM) Component of the PAL(SM) Strategy is designed to isolate the performance of each asset class in which the Fund has invested in accordance with the PAL(SM) Strategy's Performance Component and periodically and selectively take gains from the Fund's options transactions on those asset classes. This gains-taking feature seeks to prevent the Fund from giving up positive returns if a "flight to quality" occurs within the months leading up to the Special Redemption Date. The TARA(SM) Component is entirely rules-based - the Fund will sell the call options that it has purchased on a particular asset class if the then-current value of call options exceeds the sum of the product of the then-current number of calls and the premium paid per call option at the Fund's inception and the product of the then-current number of call spreads and the net premium paid per call spread at the Fund's inception. The call spreads on that asset class, however, will not be liquidated until the Special Redemption Date. After the sale of a call option on a particular asset class, no new call options on that asset class will be purchased. Rather, proceeds derived from the sale of the call option on that asset class will be distributed to shareholders. Call options purchased by the Fund will expire worthless if the market price for the underlying security or index is less than the option's strike price on the expiration date.

THE SPECIAL REDEMPTION DATE. As of the close of business on the Special Redemption Date, the Fund intends to liquidate its assets and distribute the cash proceeds to shareholders, except for those shareholders affirmatively electing to remain invested in the Fund. Shareholders will be notified no less than six months in advance of the Special Redemption Date of their opportunity to elect to remain invested in the Fund after the Special Redemption Date. The Fund presently anticipates continuing operations after the Special Redemption Date with the same investment objective and same principal investment strategy. Thus, immediately following the Special Redemption Date: (1) the Fund would be re-named the Aviva Investors Protected Asset Allocation 2020 Fund; (2) a new Special Redemption Date would be established that is approximately five years from the original Special Redemption Date; (3) a new Protected Net Asset Value Per Share would be determined; (4) new asset classes could be selected; and (5) the Fund would re-implement the PAL(SM) Strategy, which as described above, would involve the purchase of Zero Coupon Treasuries and call options and call spreads that mature and expire, respectively, on or about the new Special Redemption Date.

The Fund reserves the right to continue operations after the Special Redemption Date with a different investment objective or employing a different investment strategy. Alternatively, the Fund may elect to cease operations completely as of the close of business on the Special Redemption Date. Any decision with respect to the future operations of the Fund after the Special Redemption Date is subject to the approval of the Fund's Board of Trustees. Shareholders will be given at least six months' notice of the manner in which the Fund will operate, if at all, after the Special Redemption Date.

CONTINUOUS OFFERING OF FUND SHARES. Shareholders may purchase and redeem shares on any day that the Fund is open for business. The net asset value per share of the Fund is expected to fluctuate and, on any given day, could be more or less than the Protected Net Asset Value Per Share. However, to the extent the Fund achieves its investment objective, the Protected Net Asset Value Per Share will be available only to those shareholders who redeem their shares on the Special Redemption Date.

Consequently, shareholders who buy shares of the Fund after the Fund's inception date but before the Special Redemption Date may be investing at a net asset value per share that is greater than the Protected Net Asset Value Per Share. In these circumstances, shareholders who redeem their shares on the Special Redemption Date at a net asset value per share that is less than the net asset value per share at the time of purchase may experience a loss on their investment.

Shareholders who redeem all or part of their investment in the Fund before the Special Redemption Date may receive an amount per share that is greater or less than the Protected Net Asset Value Per Share. However, in the event of a partial redemption, a shareholder will not lose the ability to redeem remaining shares on the Special Redemption Date at a net asset value per share that is no less than the Protected Net Asset Value Per Share, provided, of course, that the remaining shares are held until the Special Redemption Date and the Fund is successful in achieving its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, any government agency, or any other person, including the Fund and its affiliates. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET PROTECTION STRATEGY RISK. The Protection Component of the PAL(SM) Strategy is based on the value of the Zero Coupon Treasuries having a final value equal to the Protected Net Asset Value Per Share. Fund expenses have the effect of reducing the net assets of the Fund. Although the Fund intends to maintain a portion of its assets in cash or cash equivalents sufficient to cover ongoing operating expenses, it is not required to do so. Thus, in order to return the Protected Net Asset Value Per Share, the Performance Component of the PAL(SM) Strategy must generate returns for the Fund, net of the costs of implementation, that exceed the Fund's operating expenses. Further, if the Fund experiences substantial redemptions, it might be forced to liquidate an amount of Zero Coupon Treasuries such that it would become impracticable for the Fund to redeem shares on the Special Redemption Date at a net asset value per share that is no less than the Protected Net Asset Value Per Share. Moreover, a shareholder who purchases shares of the Fund at a net asset value per share that is greater than the Protected Net Asset Value Per Share may experience a loss on his or her investment even if the Fund is successful in achieving the principal protection component of its investment objective. The Protected Net Asset Value Per Share will be reduced by the per share amount of distributions that are made by the Fund that are attributable to the Fund's receipt of "phantom income" on some of its investments. If a shareholder elects to receive, in cash, distributions that are attributable to phantom income the total dollar amount of the shareholder's investment that the Fund seeks to protect (that is, the number of shares held by the shareholder multiplied by the then-current Protected Net Asset Value Per Share) will be reduced. If a shareholder may need access to his or her money at any point prior to the Special Redemption Date or if a shareholder prefers to receive dividends and distributions in cash, such shareholder should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Special Redemption Date will be made at the Fund's then-current net asset value, which could result in the redeeming shareholder receiving less than the total dollar amount of his or her investment that the Fund seeks to protect.

INTEREST RATE RISK - ZERO COUPON TREASURIES. When interest rates rise, prices of debt securities generally decline. Zero Coupon Treasuries tend to be more sensitive to changes in interest rates than coupon-paying securities of comparable quality and duration. The guarantee of the US Government does not apply to the market value of any Zero Coupon Treasuries or to shares of the Fund. If the Fund sells Zero Coupon Treasuries during a period of rising interest rates, the Fund may experience a loss, which could cause the Fund to fail to achieve its investment objective.

STOCK MARKET RISK. Because a portion of the Fund's assets will be exposed to the stock market, when stock prices fall, the value of your investment may fall as well. At the same time, the Fund may not participate in rising stock prices to the same extent as other mutual funds that do not seek to provide a Protected Net Asset Value Per Share.

FOREIGN SECURITIES RISK. Because a portion of the Fund's assets will be exposed to securities of foreign companies, when the prices of those securities fall, you should expect the value of your investment to fall as well. Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

COMMODITIES RISK. There is the risk that the changes in the price of the units of The United States Oil Fund LP ("USOF"), which presently trade on the NYSE Arca, will not closely track the changes in spot price of light, sweet crude oil. This could happen if the price of units traded on the NYSE Arca does not correlate closely with USOF's net asset value; the changes in USOF's net asset value do not closely correlate with the changes in the price of USOF's benchmark oil futures contract; or the changes in the price of USOF's benchmark oil futures contract do not closely correlate with the changes in the cash or spot price of light, sweet crude oil. This is a risk because if these correlations do not exist, then the Fund's options transactions on USOF may not produce the intended results. At the same time, the Fund may not participate in rising commodity prices to the same extent as other mutual funds that do not seek to provide a Protected Net Asset Value Per Share.

DERIVATIVES RISK. The Fund may invest in derivatives, such as options and futures contracts and swap agreements, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other assets underlying those derivatives. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Options and futures contracts and swap agreements are described in more detail below:

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning a call option on the underlying security pursuant to the call spread strategy described above. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

The risks associated with the Fund's use of futures and options contracts include:

     o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling call options can be more speculative than investing directly in securities.

COUNTERPARTY CREDIT RISK. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, OTC options, total return swaps, and index, interest rate, and credit default swap agreements. The Fund will not enter into any agreement with a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under an agreement in the event of the default or bankruptcy of the agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into financial instruments with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. These types of financial instruments also may be considered to be illiquid.

INVESTMENT TECHNIQUE RISK. The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying instrument or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the underlying security or instrument, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and other market measures will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

TAX RISK. There is a risk that the Fund may not qualify to be treated as a regulated investment company ("RIC") for federal income tax purposes because its investments may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test. In addition, the Fund may be relying on the qualification of USOF as a "qualified publicly traded partnership" under the Code in order to treat the income the Fund receives from USOF as qualifying income for purposes of the RIC qualifying income test. USOF indicates in its current offering document that it expects to be a qualified publicly traded partnership in each of its taxable years, but that such qualification is not assured.

A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income (with respect to taxable years beginning prior to December 31, 2010) and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance and may prevent the Fund from achieving its investment objective.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

ADVISER RISK. The Adviser has not previously, and does not currently act as an investment adviser to any other mutual fund. The Adviser has not managed this strategy.

NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund's Board of Trustees or the Adviser may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

INVESTMENT ADVISER

Aviva Investors North America, Inc. serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

Anurag Joshi, Senior Portfolio Manager - Derivatives, has been with the Adviser since 1997.

Ross Schuchart, Senior Derivatives Analyst, has been with the Adviser since
2008.

Chakradhar Singh, Senior Derivatives Analyst, has been with the Adviser since 2005.

Rohini Ramaswamy, Senior Investment Analyst - Derivatives, has been with the Adviser since 2005.

David Ross, Senior Vice President, Risk Management, has been with the Adviser since 2004.

PURCHASE AND SALE OF FUND SHARES

You can open an account with the Fund with a minimum initial investment of $5,000. To meet the Fund's minimum account requirements for IRAs, you will generally need to rollover assets from an existing IRA account. The Fund may accept investments of smaller amounts in its sole discretion. Subsequent investments must be at least $5,000. Shareholders must maintain a minimum account value of $5,000. The Fund reserves the right to waive the minimum initial and subsequent investment amounts and the minimum account value in its sole discretion.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-XXX-XXX-XXXX.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security or instrument will depend on how widely the Fund diversifies its holdings.

The investment objective of the Fund is to provide protection of the Fund's net asset value per share on the Fund's inception date, less the per share amount of distributions that are made by the Fund that are attributable to the Fund's receipt of "phantom income," with participation in the potential positive returns of the equity, bond and commodities markets over a five year period. This investment objective may be changed upon 60 days' notice to shareholders. There is no assurance that the Fund will achieve its objective.

In seeking to achieve the Fund's investment objective, the Adviser employs the PAL(SM) Strategy with TARA(SM).

The Protection Component of the PAL(SM) Strategy seeks to provide a net asset value per share on the Special Redemption Date that is no less than the Protected Net Asset Value Per Share. The Fund intends to implement the Protection Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date from the US Government, and are backed by the full faith and credit of the US Government. Zero Coupon Treasuries held by the Fund will include US Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds.

Zero Coupon Securities. The Funds will invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer.

Stripped Zero Coupon Securities. Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (that is, unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (that is, cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The Performance Component of the PAL(SM) Strategy is designed to generate positive returns for the Fund by exposing the Fund's Performance Component Assets to the market for certain asset classes (stocks, bonds and commodities). The Performance Component has two elements. First, the Fund will purchase "in-the-money" or "at-the-money" call options on securities and equity, bond, and commodities indices (or on exchange-traded funds ("ETFs") that track those indices). The second element of the Performance Component calls for the Fund to employ a "call spread" strategy. As of the date of this prospectus, the Fund intends to purchase call options on, and employ call spread strategies with respect to, the following indices and ETFs.

SPDR Trust (domestic equities). SPDR Trust intends to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 index. The S&P 500 Index is a capitalization-weighted index that serves as a gauge of the U.S. equities market. The Index is composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies.

THE ISHARES MSCI EAFE INDEX FUND (foreign equities). The iShares MSCI EAFE Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this prospectus, the MSCI EAFE Index consisted of the following 21 developed market country indices:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

THE ISHARES BARCLAYS TREASURY INFLATION PROTECTED SECURITIES BOND FUND (government securities). This ETF seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the "TIPS Index"). The TIPS Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation--a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

THE U.S. OIL FUND LP (commodities). This ETF is a commodity pool that issues units that trade on the NYSE Arca. The investment objective of The U.S. Oil Fund is to have the changes in percentage terms of the units' net asset value reflect the changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the changes in the price of the futures contract on light, sweet crude oil as traded on the New York Mercantile Exchange that is the near month contract to expire (except when the near month contract is within two weeks of expiration, in which case it will be measured by the futures contract that is the next month contract to expire), less The U.S. Oil Fund's expenses.

The Fund reserves the right to engage in options transactions on indices or ETFs that are different than those identified above without notice to shareholders.

Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the degree of correlation between the options and the prices of the underlying securities. If the Adviser is incorrect in its expectation the correlation between the instruments or indices on which such options may be written and purchased, the Fund may fail to meet its investment objective. The use of options can also increase the Fund's transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires "out of the money" (that is, if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the OTC market, there is a risk that the counterparty that wrote the option will be unable to perform its obligations under the option contract. Such OTC options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position, in which case the Fund could lose money in the event of adverse price movements.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objectives. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for total return or capital growth.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and engage in the types of transactions described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). For liquidity purposes, the Fund may invest a portion of its assets in cash or money market instruments. However, the Fund intends to remain as fully invested as practicable regardless of market conditions. Of course, the Fund cannot guarantee that it will achieve its investment goal.

MORE INFORMATION ABOUT THE CALCULATION OF PROTECTED NET ASSET VALUE PER SHARE

The Protected Net Asset Value Per Share will fluctuate because of the Fund's receipt of phantom income and elections made by shareholders either to reinvest distributions made by the Fund or to receive those distributions in cash. (Distributions made by the Fund automatically will be reinvested in shares of the Fund, unless a shareholder elects otherwise.) As a result, the Fund will maintain a Fund-wide Protected Net Asset Value Per Share, which will apply to each shareholder's initial purchase of Fund shares, and an individualized Protected Net Asset Value Per Share for each shareholder, which will apply to all purchases of Fund shares made by a particular shareholder, including purchases by reinvestments of distributions, after that shareholder's initial purchase of Fund shares. The Fund-wide Protected Net Asset Value Per Share is a weighted average of each shareholder's individual Protected Net Asset Value Per Share. Thus, a shareholder's Protected Net Asset Value Per Share may diverge from, and is likely to be different than, the Fund-wide Protected Net Asset Value Per Share. By maintaining an individual Protected Net Asset Value Per Share for each shareholder, the Fund is able to determine the total dollar amount of the shareholder's investment that the Fund seeks to protect (the "Protected Principal Amount") based on that shareholder's election to reinvest distributions or receive them in cash.

It is important to understand that the
Fund's net asset value per share likely will be different than the Fund-wide Protected Net Asset Value Per Share and each shareholder's individual Protected Net Asset Value. The Fund's net asset value per share and the Fund-wide Protected Net Asset Value Per Share will be the same on the Fund's inception date. Thereafter, those values likely will diverge because the Fund's net asset value per share is based on the market value of the investments held by the Fund, which may fluctuate daily, while the Fund-wide and individual Protected Net Asset Values Per Share are based on investments made by shareholders, the Fund's receipt of phantom income and the elections of shareholders with respect to distributions. If a shareholder purchases shares at a time when the Fund's net asset value per share is greater than, in the case of an initial purchase of shares, the Fund-wide Protected Net Asset Value Per Share or, in the case of subsequent purchases of shares, the shareholder's individual Protected Net Asset Value Per Share, there is a risk that the shareholder will lose money because the Fund will not seek to protect the full amount of the shareholder's investment.

The following examples illustrate how the Fund calculates a shareholder's Protected Principal Amount, a shareholder's Protected Net Asset Value Per Share, and the Fund-wide Protected Net Asset Value Per Share. These examples are hypothetical and do not reflect past, nor do they project future, results of the Fund.

CALCULATION OF A SHAREHOLDER'S PROTECTED PRINCIPAL AMOUNT

A shareholder's Protected Principal Amount is calculated by multiplying the number of shares held by his Protected Net Asset Value Per Share.

EXAMPLE: THE
FUND'S NET ASSET VALUE PER SHARE IS GREATER THAN THE PROTECTED NET ASSET VALUE PER SHARE AT TIME OF PURCHASE. Assume a shareholder made an investment of $10,500 in Fund, the Fund's net asset value per share is $10.50 and the Fund's Protected Net Asset Value Per Share is $10.00. The number of shares purchased will be determined by dividing the investment of $10,500 by the Fund's net asset value per share of $10.50. Such shareholder now holds 1,000 shares. The 1,000 shares multiplied by the Protected Net Asset Value Per Share of $10.00 provides a Protected Principal Amount of $10,000. If the shareholder held those shares to the Special Redemption Date and there were no changes to the Protected Net Asset Value Per Share, the shareholder's Protected Principal Amount would be $500 less than the amount invested.

EXAMPLE: THE FUND'S NET ASSET VALUE PER SHARE IS LESS THAN THE PROTECTED NET ASSET VALUE PER SHARE AT TIME OF PURCHASE. Assume a shareholder made an investment of $9,500 in the Fund, the Fund's net asset value per share is $9.50 and the Fund's Protected Net Asset Value Per Share is $10.00. The number of shares purchased will be determined by dividing the investment of $9,500 by the Fund's net asset value per share of $9.50. Such shareholder now holds 1,000 shares. The 1,000 shares multiplied by the Protected Net Asset Value Per Share of $10.00 provides a Protected Principal Amount of $10,000.00. If the shareholder held those shares to the Special Redemption Date and there were no changes to the Protected Net Asset Value Per Share, the shareholder's Protected Principal Amount would be $500 greater than the amount invested.

A shareholder's Protected Principal Amount and Protected Net Asset Value Per Share may change due to certain types of distributions and depending on whether the distributions are received in cash or reinvested in additional shares.

IMPACT OF PHANTOM INCOME DISTRIBUTIONS

The distribution of phantom income will
reduce the Fund's current Protected Net Asset Value Per Share. As an example, assume at the end of year 1 the Fund declares a dividend made up of phantom income of $0.20 per share. Prior to the dividend being distributed, the Fund's net asset value per share is $10.50 and the shareholder holds 1,000 shares, his current Protected Net Asset Value Per Share is equal to $10.00, and his Protected Principal Amount is $10,000. After the distribution the Fund's net asset value per share equals $10.30 (Fund's net asset value per share prior to the dividend of $10.50, less the dividend per share of $0.20, equals $10.30).

SHAREHOLDER REINVESTS PHANTOM INCOME DISTRIBUTION. If the shareholder elects to reinvest the full amount of the dividend, then the number of shares such shareholder owns in the Fund will increase. Although the number of shares in the account increases, and the shareholder's Protected Net Asset Value Per Share decreases, the shareholder's Protected Principal Amount does not change.

To recalculate the shareholder's Protected Net Asset Value Per Share:

    1. Determine the value of the shareholder's dividend. The total dividend will equal the per share dividend multiplied by the number of shares owned the day before the dividend is declared. In the example, 1,000 shares are multiplied by $0.20 per share to arrive at $200.00.

    2. Determine the number of shares added to the shareholder's account when the dividend is reinvested. The number of additional shares equals the amount of the dividend divided by the ending net asset value per share on the day the dividend was declared. In the example, $200.00 divided by $10.30 equals 19.417 shares.

    3. Adjust the shareholder's account for the additional shares. Add 1,000 and
       19.417 to arrive at the new share balance of 1,019.417 shares.

    4. Determine the shareholder's new Protected Net Asset Value Per Share. Take the current Protected Principal Amount and divide by the new share balance. In the example, $10,000 is divided by 1,019.417 shares to arrive at the shareholder's new Protected Net Asset Value Per Share of $9.8095.

    5. The shareholder's current Protected Principal Amount still equals
       $10,000.

SHAREHOLDER RECEIVES PHANTOM INCOME DISTRIBUTION IN CASH. In the event a shareholder does not reinvest all phantom income dividends in additional shares, the Protected Principal Amount is reduced by the amount that the shareholder receives in cash.

To recalculate the shareholder's Protected Net Asset Value Per Share when phantom income dividends are received in cash:

    1. Determine the value of the shareholder's dividend. The total dividend will equal the per share dividend multiplied by the number of shares owned the day before the dividend is declared. In the example, 1,000 shares are multiplied by $0.20 per share to arrive at $200.00.

    2. Determine the amount that will be distributed in cash. In the example, 100% of the dividend (or $200.00) will be distributed in cash.

    3. Adjust the shareholder's current Protected Principal Amount for the distribution. Subtract $200.00 from the current Protected Principal Amount of $10,000 to arrive at $9,800.

    4. Determine the shareholder's new Protected Net Asset Value Per Share. Take the new Protected Principal Amount and divide by the current share balance. In the example, $9,800 is divided by 1,000 shares to arrive at the new Protected Net Asset Value Per Share of $9.80.

In the event the shareholder reinvests some of the dividend and receives some in cash, the shareholder's new Protected Net Asset Value Per Share is calculated by following the reinvestment example for the portion taken in shares and the cash distribution example for the portion taken in cash.

IMPACT OF REAL INCOME / CAPITAL GAINS DISTRIBUTIONS

The distribution of real income and capital gains (that is, income or gain to the Fund that is not phantom income) ("Real Income/Gains") can result in an adjustment to the Protected Net Asset Value Per Share. As an example, assume a shareholder reinvests Real Income/Gains distributions. The current Protected Principal Amount and the number of shares such shareholder owns in the Fund will increase at each date on which such a distribution is reinvested, thus increasing the shareholder's overall Protected Principal Amount and potentially the shareholder's Protected Net Asset Value Per Share.

Assume at the end of year 1 the Fund has a net asset value per share of $10.50, and the Fund declares a Real Income/Gains dividend of $0.20 per share so that the Fund's net asset value per share is $10.30 after the distribution is made.

To recalculate the shareholder's Protected Net Asset Value Per Share:

    1. Determine the value of the shareholder's dividend. The total dividend will equal the per share dividend multiplied by the number of shares owned the day before the dividend is declared. In the example, 1,000 shares are multiplied by $0.20 per share to arrive at $200.00.

    2. Determine the number of shares that will get added to the shareholder's account when the dividend is reinvested. The number of additional shares equals the amount of the dividend divided by the ending net asset value per share on the day the dividend was declared. In the example, $200.00 divided by $10.30 equals 19.417 shares.

    3. Adjust the shareholder's account for the additional shares. Add 1,000 and
       19.417 to arrive at the new share balance of 1,019.417 shares.

    4. Adjust the Protected Principal Amount. Add $200.00 to the current Protected Principal Amount of $10,000 to arrive at $10,200.

    5. The Protected Net Asset Value Per Share equals $10.0057. In the example, the new Protected Principal Amount of $10,200 divided by the new share balance 1,019.417 equals $10.0057.

If a shareholder does not reinvest Real Income/Gains dividends in additional shares, the shareholder's Protected Principal Amount and Protected Net Asset Value Per Share remain unchanged.

In the event the shareholder reinvests some of the Real Income/Gain dividend and receives some in cash, the new Protected Principal Amount is calculated by following the reinvestment example for the portion taken in shares.

POSSIBLE DIVERGENCE BETWEEN FUND'S PROTECTED NET ASSET VALUE PER SHARE AND SHAREHOLDER'S PROTECTED NET ASSET VALUE PER SHARE

The shareholder's Protected Net Asset Value Per Share may diverge from the Fund's Protected Net Asset Value Per Share as a result of the shareholder's elections for reinvesting distributions in additional shares or receiving the distributions in cash compared with the elections made by all the shareholders in the Fund in general. This is because the Fund's Protected Net Asset Value Per Share reflects a weighted average of the Protected Net Asset Value Per Share of all shareholders.

Assume that the fund has two shareholders and each shareholder holds 1,000 shares and has a Protected Principal Amount of $10,000. Shareholder A elects to reinvest his distributions in additional shares and Shareholder B elects to receive his distributions in cash. The Fund's Protected Net Asset Value Per Share and the Protected Net Asset Value Per Share of both Shareholders A and B is equal to $10.00 prior to the distribution.

At the end of year 1, the Fund distributes $0.20 of phantom income. Each shareholder will receive $200 (1,000 shares multiplied by $0.20 per share). Using the examples for recalculating the shareholder's Protected Net Asset Value Per Share from the "Distribution of Phantom Income" section above, the new Protected Net Asset Value Per Share for Shareholder A will be $9.8095 ($10,000 divided by 1,019.417) and for Shareholder B will be $9.80 ($9,800 divided by 1,000.000).

To recalculate the Fund's Protected Net Asset Value Per Share:

    1. Add the new Protected Principal Amounts for Shareholders A and B. In the example, the sum of Shareholder A's Protected Principal Amount of $10,000 and Shareholder B's Protected Principal Amount of $9,800 results in a total Protected Principal Amount for the Fund of $19,800.

    2. Add the new share amounts for Shareholders A and B. In the example, the sum of Shareholder A's 1,019.417 shares and Shareholder B's 1,000 shares results in a new share balance for the Fund of 2,019.417 shares.

    3. Determine the Fund's new Protected Net Asset Value Per Share. Take the total Protected Principal Amount for the Fund and divide by the new share balance for the Fund. In the example, $19,800 is divided by 2,019.417 shares to arrive at the Fund's new Protected Net Asset Value Per Share of $9.8048.

Although a shareholder may be able to perform the calculations described above, the Fund will recalculate the Protected Principal Amount and Protected Net Asset Value Per Share for each shareholder and for the Fund whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculations, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control. Shareholders should retain their statements and confirmations to assist in performing their own calculations.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER

Aviva Investors North America, Inc., an Iowa corporation formed in 1997, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. As of September 30, 2009, the Adviser had approximately $50 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Fund, the Adviser is entitled to an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the average daily net assets of the Fund's Investor Class Shares until the Special Redemption Date.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

Anurag Joshi, Senior Portfolio Manager - Derivatives, has been with the Adviser since 1997. Mr. Joshi is responsible for directing and managing the activities of the derivatives team that is responsible for the index linked hedging program as well as Asset Liability Management-driven transactions. He has more than twelve years of experience.

Ross Schuchart, Senior Derivatives Analyst, has been with the Adviser since 2008. Mr. Schuchart is responsible for analyzing interest rate derivatives and foreign exchange. In addition, Mr.

Schuchart will be responsible for developing derivative-related strategies within the context of client portfolios. Prior to joining the Adviser, Mr. Schuchart was a Senior Derivative Trader for Principal Global Investors, responsible for providing analysis and trading of fixed income derivatives. He has more than twelve years of experience.

Chakradhar Singh, Senior Derivatives Analyst, has been with the Adviser since 2005. Mr. Singh is primarily responsible for the equity derivatives hedging and modeling of various equity derivatives products. He has more than four years experience.

Rohini Ramaswamy, Senior Investment Analyst - Derivatives, has been with the Adviser since 2005. Ms. Ramaswamy specializes in hedging the market risks on the index book of business and also is a backup trader for the fixed income and currency derivatives. She has more than four years of experience.

David Ross, Senior Vice President, Risk Management, has been with the Adviser since 2004. Mr. Ross is responsible for risk management, which includes derivative solutions, quantitative risk and liability-driven investing for the firm and its clients. Prior to joining the Adviser, Mr. Ross worked for Maritime Life as the director of asset liability management. He has more than 26 years of experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

Investor Class Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-XXX-XXX-XXXX.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Aviva Investors Protected Asset Allocation 2015 Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

DST Systems, Inc.
c/o Aviva Investors Protected Asset Allocation 2015 Fund
430 W. 7th Street
Kansas City, MO  64105

BY WIRE

To open an account by wire, call 1-xxx-xxx-xxxx for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA#:  101000695
Aviva Investors Protected Asset Allocation 2015 Fund
DDA# xxxxxxxxxx
Ref: Fund name/account name/account number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 monthly and quarterly, $3,000 semi-annually or $5,000 annually. To cancel or change a plan, write to the Fund at: Aviva Investors Protected Asset Allocation 2015 Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009, (Express Mail Address: 430 West 7th Street, Kansas City, MO 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase shares, check daily NAV or obtain additional information.

FUND NAME                           SHARE CLASS        TICKER SYMBOL           CUSIP           FUND CODE
---------                           -----------        -------------           -----           ---------
Aviva Investors Protected Asset       Investor              xxx                 xxx               xxx
Allocation 2015 Fund

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-XXX-XXX-XXXX

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. The Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

The sale price of each share will be the NAV next determined after the Fund receives your request.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o  The Fund name;

     o  The account number;

     o  The dollar amount or number of shares you wish to redeem;

     o  The account name(s); and

     o  The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

         REGULAR MAIL ADDRESS

         Aviva Investors Protected Asset Allocation 2015 Fund
         P.O. Box 219009
         Kansas City, MO 64121-9009

         EXPRESS MAIL ADDRESS

         DST Systems, Inc.
         c/o Aviva Investors Protected Asset Allocation 2015 Fund
         430 West 7th Street
         Kansas City, MO 64105


BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-xxx-xxx-xxxx to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via Automated Clearing House to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than four (4) "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Investor Class Shares that allows the Fund to pay distribution fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee is 0.25% of the Investor Class Shares' average daily net assets.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether paid in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. For example, investments in certain debt obligations, such as Zero Coupon Treasuries, and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under Subchapter M of the Code.

A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. In general, the Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market) on such date, and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by a Fund on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the Subchapter M qualifying income test. However, it is the intention of the Fund's management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification under Subchapter M of the Code.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

              AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND

                                 PRIVACY NOTICE
                 This information is not part of the Prospectus

The Fund recognizes and respects the privacy concerns of its customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

THE FUND COLLECTS THIS INFORMATION FROM THE FOLLOWING SOURCES:

     o  Information we receive from you on applications or other forms;

     o Information about your transactions with us and our service providers, or others;

     o Information we receive from consumer reporting agencies (including credit bureaus).

WHAT INFORMATION THE FUND DISCLOSES AND TO WHOM THE FUND DISCLOSES INFORMATION.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders to nonaffiliated third parties such as:

     o To government entities, in response to subpoenas or to comply with laws or regulations.

     o When you, the customer, direct the Trust to do so or consent to the disclosure.

     o To companies that perform necessary services for the Trust, such as data processing companies that the Trust uses to process your transactions or maintain your account.

     o  To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

HOW THE FUND SAFEGUARDS INFORMATION.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                         THE ADVISORS' INNER CIRCLE FUND

              AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND

INVESTMENT ADVISER

Aviva Investors North America, Inc.
699 Walnut Street, Suite 1700
Des Moines, Iowa 50309

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated April 5, 2010, includes detailed information about The Advisors' Inner Circle Fund and the Aviva Investors Protected Asset Allocation 2015 Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-XXX-XXX-XXXX)

BY MAIL:  Write to us at:
Aviva Investors Protected Asset Allocation 2015 Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET:  [insert website]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Trust's Investment Company Act registration number is 811-06400.

                                                                   [INSERT CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

              AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND

                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                  APRIL 5, 2010

                               INVESTMENT ADVISER:
                       AVIVA INVESTORS NORTH AMERICA, INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Aviva Investors Protected Asset Allocation 2015 Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectus dated April 5, 2010. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Fund's prospectus free of charge by calling [insert phone number].

                                TABLE OF CONTENTS
THE TRUST...................................................................S-X
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES.............S-X
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-X
INVESTMENT LIMITATIONS......................................................S-X
THE ADVISER.................................................................S-X
PORTFOLIO MANAGERS..........................................................S-X
THE ADMINISTRATOR...........................................................S-X
THE DISTRIBUTOR.............................................................S-X
PAYMENTS TO FINANCIAL INTERMEDIARIES........................................S-X
THE TRANSFER AGENT..........................................................S-X
THE CUSTODIAN...............................................................S-X
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................S-X
LEGAL COUNSEL...............................................................S-X
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-X
PURCHASING AND REDEEMING SHARES.............................................S-X
DETERMINATION OF NET ASSET VALUE............................................S-X
TAXES.......................................................................S-X
FUND TRANSACTIONS...........................................................S-X
PORTFOLIO HOLDINGS..........................................................S-X
DESCRIPTION OF SHARES.......................................................S-X
SHAREHOLDER LIABILITY.......................................................S-X
LIMITATION OF TRUSTEES' LIABILITY...........................................S-X
PROXY VOTING................................................................S-X
CODE OF ETHICS..............................................................S-X
5% AND 25% SHAREHOLDERS.....................................................S-X
APPENDIX A - RATINGS........................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...........................B-1

April 5, 2010                                                      [INSERT CODE]

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information. The Trust reserves the right to create and issue additional series or classes of shares.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Institutional Class Shares and Investor Class Shares. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on shareholder servicing and distribution expenses, see "The Distributor."

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate the Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Trust's Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategy are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

AVIVA INVESTORS PROTECTED ASSET ALLOCATION 2015 FUND. The Fund seeks to provide protection of the Fund's net asset value per share on the Fund's inception date, less the per share amount of distributions made by the Fund that are attributable to the Fund's receipt of "phantom income" on some of its investments (the "Protected Net Asset Value Per Share"), with participation in the potential positive returns of the equity, bond and commodities markets over a five year period. This investment objective may be changed upon 60 days' notice to shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. As its principal investment strategy, the Fund employs a proprietary, rules-based asset allocation strategy (the "PAL(SM) Strategy") developed by the Fund's investment adviser, Aviva Investors North America, Inc. (the "Adviser"). The PAL(SM)

Strategy seeks to allow shareholders to be able to redeem their shares on or about the fifth anniversary of the Fund's inception date (the "Special Redemption Date") at a net asset value per share that is no less than the Protected Net Asset Value Per Share. The PAL(SM) Strategy consists of three components - a Protection Component, a Performance Component, and a Tactical Automatic Rebalancing Allocation ("TARA(SM)") Component-each of which is more fully described in the prospectus.

"Phantom income" refers to income with respect to certain investments that is required to be accrued by the Fund under the Internal Revenue Code ("Code"), even though the Fund has not received cash income that corresponds to the "phantom income." Phantom income may occur as a result of the rules applicable to original issue discount, market discount (depending on certain Fund elections), annual mark-to-market accruals with respect to certain investments in derivatives, and other similar rules. This "phantom income" is included in the Fund's net investment income which must be distributed at least annually by the Fund in order to meet the requirements of Subchapter M of the Code and to eliminate certain excise taxes.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that a relatively high percentage of assets of the Fund may be invested in securities of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Fund be diversified (e.g., that it will not invest more than 5% of its assets in the securities of any one issuer) with respect to 50% of its assets.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and as permitted by its stated policies.

BANK OBLIGATIONS

The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

COMMERCIAL PAPER

Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

EXCHANGE TRADED FUNDS ("ETFS")

ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. The Fund would purchase an ETF to gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Securities of Other Investment Companies" below.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and marked-to-market on a daily basis), cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. A written call option will be considered covered: (1) if the Fund buys a lower strike call option with same expiration date as the written call or (2) if the Fund owns the underlying index or security. In instances when the Fund has written a "naked" call, where the Fund has neither purchased a lower strike call option nor owns the underlying index or security, the Fund will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put options on securities to protect against a decline in the market value of the securities in its portfolio or purchase call options to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker and the Adviser. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES

The Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

Under current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Adviser.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Ratings Service ("S&P") or Moody's Investor Service ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with reverse repurchase agreements, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit

Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer
Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and

    Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SWAP AGREEMENTS

Permitted swap agreements may include, but are not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor," and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation or make a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities of such debt obligation from the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Most swap agreements (but generally not credit default swaps) entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The

Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the mark-to-market of the credit default swap, which represents the Fund's exposure under the agreement.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

UNDERLYING SECURITIES

While the Fund may not invest directly in either domestic or foreign equity securities, it may purchase and write put and call options (including options on futures) on indices comprised of foreign and domestic issuers (traded on U.S. and foreign exchanges or over-the-counter markets) or on ETFs that track indices comprised of foreign and domestic issuers. Accordingly, the Fund is generally subject to risks associated with the underlying foreign and domestic equity securities. Below is a description of such underlying securities.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES. The Fund may invest in indices (or ETFs that track indices) comprised of issuers located outside the United States. Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Foreign stock markets:

     |X| are generally more volatile than, and not as developed or efficient as, those in the United States;

     |X| have substantially less volume;

     |X| trade securities that tend to be less liquid and experience rapid and erratic price movements;

     |X| have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     |X| employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     |X| may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     |X| foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     |X| adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     |X| in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     |X| OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     |X| economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     |X| restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.


Foreign Currency Risk - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     |X| It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     |X| Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     |X| Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     |X| There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     |X| Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     |X| The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

     1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the investment objective of the Fund, The following investment limitation of the Fund is non-fundamental and may be changed by the Board without shareholder approval:

     1. The Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as short sales, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in commodities or real estate. The

Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

GENERAL. Aviva Investors North America, Inc. is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 1997 as an Iowa corporation. As of September 30, 2009, Aviva had approximately $50 billion in assets under management. Aviva's principal business address is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Fund. The Adviser has agreed, until the Special Redemption Date, to waive fees and reimburse certain expenses of the Fund in order to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the average daily net assets of Investor Class Shares of the Fund and 0.75% of the average daily net assets of Institutional Class Shares of the Fund.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of the Fund shares owned and how the portfolio managers are compensated.

COMPENSATION. The Adviser compensates the portfolio managers for their management of the Fund. The portfolio managers' compensation consists of a combination of salary and bonus. Their bonus is calculated based on balanced scorecard evaluation based on Adviser, Business Unit and individual goals. A part of the portfolio manager's balanced scorecard will include performance related to this Fund. The Fund's portfolio managers will not be dedicated solely to this Fund. At inception of the Fund, the Fund will represent a small percentage of the assets managed by the portfolio managers. The Adviser has trading policies in place to ensure that the portfolio mangers compensation will neither favor nor disfavor this Fund versus any other managed by the portfolio mangers.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). Because the Fund is new, as of the date of this SAI, none of the portfolio managers beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other derivative portfolios that are used to hedge the insurance liabilities of the Adviser's largest client, Aviva USA. As of December 31, 2009, the portfolio managers were responsible for approximately $20 billion in derivative notional with a market value of approximately $1 billion.

--------------------------------------------------------------------------------------------------------------------------
                                 REGISTERED
                            INVESTMENT COMPANIES                  OTHER POOLED
                            (EXCLUDING THE FUND)               INVESTMENT VEHICLES                OTHER ACCOUNTS(1)
--------------------------------------------------------------------------------------------------------------------------
                         NUMBER OF                        NUMBER OF                        NUMBER OF
     NAME                ACCOUNTS       TOTAL ASSETS      ACCOUNTS         TOTAL ASSETS    ACCOUNTS         TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
Joshi, Anurag
                             0               $0                0                $0              116         $919 million
--------------------------------------------------------------------------------------------------------------------------
Schuchart, Ross
                             0               $0                0                $0              116         $919 million
--------------------------------------------------------------------------------------------------------------------------
Singh, Chakradhar
                             0               $0                0                $0              116         $919 million
--------------------------------------------------------------------------------------------------------------------------
Ramaswamy, Rohini
                             0               $0                0                $0              116         $919 million
--------------------------------------------------------------------------------------------------------------------------

(1) The portfolio managers manage the derivative portfolios as a team. As such, accounts are not assigned to single portfolio manager. In addition, the portfolio managers do not manage any accounts that include a performance based advisory fee.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of the Fund's trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement for the Fund, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.08% of the first $1 billion of average daily net assets, 0.07% of the next $1 billion of average daily net assets, and 0.06% of average daily net assets over $3 billion. There is a minimum annual fee of $75,000 for the Fund for the first year increasing to $100,000 in subsequent years and $15,000 per additional class opened after the initial launch. Due to these minimums, the annual administration fee the Fund pay will exceed the above percentages at low asset levels.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Investor Class Shares of the Fund pay the Distributor a maximum annual fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

Union Bank, NA., 350 California Street, 6th Floor, San Francisco, CA 94104 (the "Custodian"), serves as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION
                             WITH TRUST AND
         NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                      OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH             OF TERM             IN PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert Nesher                Chairman of      SEI employee 1974 to present;   Trustee of The Advisors' Inner Circle Fund II, Bishop
(08/17/46)                   the Board of     currently performs various      Street Funds, SEI Daily Income Trust, SEI
                             Trustees(1)      services on behalf of SEI       Institutional International Trust, SEI Institutional
                             (since 1991)     Investments for which Mr.       Investments Trust, SEI Institutional Managed Trust,
                                              Nesher is compensated.          SEI Liquid Asset Trust, SEI Asset Allocation Trust
                                              President and Director of SEI   and SEI Tax Exempt Trust. Director of SEI Global
                                              Opportunity Fund, L.P. and      Master Fund plc, SEI Global Assets Fund plc, SEI
                                              SEI Structured Credit Fund,     Global Investments Fund plc, SEI Investments--Global
                                              LP. President and Chief         Funds Services, Limited, SEI Investments Global,
                                              Executive Officer of SEI        Limited, SEI Investments (Europe) Ltd., SEI
                                              Alpha Strategy Portfolios,      Investments--Unit Trust Management (UK) Limited, SEI
                                              LP, June 2007 to present.       Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and
                                                                              SEI Alpha Strategy Portfolios, LP.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran             Trustee(1)       Self-Employed Consultant        Trustee of The Advisors' Inner Circle Fund II, Bishop
(05/26/40)                   (since 1992)     since 2003. Partner at          Street Funds, SEI Daily Income Trust, SEI
                                              Morgan, Lewis & Bockius LLP     Institutional International Trust, SEI Institutional
                                              (law firm) from 1976 to 2003.   Investments Trust, SEI Institutional Managed Trust,
                                              Counsel to the Trust, SEI       SEI Liquid Asset Trust, SEI Asset Allocation Trust
                                              Investments, SIMC, the          and SEI Tax Exempt Trust. Director of SEI Alpha
                                              Administrator and the           Strategy Portfolios, LP since June 2007. Director of
                                              Distributor.                    SEI Investments (Europe), Limited, SEI
                                                                              Investments--Global Funds Services, Limited, SEI
                                                                              Investments Global, Limited, SEI Investments (Asia),
                                                                              Limited and SEI Asset Korea Co., Ltd. Director of the
                                                                              Distributor since 2003.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom           Trustee          Self-Employed Business          Trustee of The Advisors' Inner Circle Fund II and
(08/20/34)                   (since 2005)     Consultant, Business            Bishop Street Funds; Director of Oregon Transfer Co.
                                              Projects Inc. since 1997.
------------------------------------------------------------------------------------------------------------------------------------
John K. Darr (08/17/44)      Trustee          Retired. CEO, Office of         Trustee of The Advisors' Inner Circle Fund II and
                             (since 2008)     Finance, Federal Home Loan      Bishop Street Funds. Director of Federal Home Loan
                                              Bank, from 1992 to 2007.        Bank of Pittsburgh and Manna, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION
                             WITH TRUST AND
         NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                      OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH             OF TERM             IN PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson          Trustee          Retired.                        Trustee of The Advisors' Inner Circle Fund II, Bishop
(03/01/42)                   (since 2005)                                     Street Funds, SEI Asset Allocation Trust, SEI Daily
                                                                              Income Trust, SEI Institutional International Trust,
                                                                              SEI Institutional Managed Trust, SEI Institutional
                                                                              Investments Trust, SEI Liquid Asset Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              LP. Director, Federal Agricultural Mortgage
                                                                              Corporation (Farmer Mac) since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian           Trustee          Vice President, Compliance,     Trustee of The Advisors' Inner Circle Fund II and
(01/23/43)                   (since 2005)     AARP Financial Inc. since       Bishop Street Funds.
                                              2008. Self-Employed Legal and
                                              Financial Services Consultant
                                              since 2003. Counsel (in-house)
                                              for State Street Bank from
                                              1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey              Trustee          Attorney, Solo Practitioner     Trustee/Director of The Advisors' Inner Circle Fund
(04/12/31)                   (since 1994)     since 1994.                     II, Bishop Street Funds, U.S. Charitable Gift Trust,
                                                                              SEI Daily Income Trust, SEI Institutional
                                                                              International Trust, SEI Institutional Investments
                                                                              Trust, SEI Institutional Managed Trust, SEI Liquid
                                                                              Asset Trust, SEI Asset Allocation Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              L.P.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.      Trustee          Self-employed Consultant,       Trustee/Director of State Street Navigator Securities
(11/13/42)                   (since 1999)     Newfound Consultants Inc.       Lending Trust, The Advisors' Inner Circle Fund II,
                                              since April 1997.               Bishop Street Funds, SEI Opportunity Fund, L.P., SEI
                                                                              Structured Credit Fund, LP, SEI Daily Income Trust,
                                                                              SEI Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI Institutional
                                                                              Managed Trust, SEI Liquid Asset Trust, SEI Asset
                                                                              Allocation Trust, SEI Tax Exempt Trust and SEI Alpha
                                                                              Strategy Portfolios, LP; member of the independent
                                                                              review committee for SEI's Canadian-registered mutual
                                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey, and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [xx] times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met [xx] times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan, currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and met [xx] times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

-------------------------------------------------------------------------------------------------------------------------------
                                  DOLLAR RANGE OF FUND SHARES                      AGGREGATE DOLLAR RANGE OF SHARES
        NAME                               (FUND)(1)                             (ALL FUNDS IN THE FUND COMPLEX)(1,2)
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
       Doran                                 None                                                None
-------------------------------------------------------------------------------------------------------------------------------
       Nesher                                None                                                None
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
      Carlbom                                None                                                None
-------------------------------------------------------------------------------------------------------------------------------
        Darr                                 None                                                None
-------------------------------------------------------------------------------------------------------------------------------
      Johnson                                None                                                None
-------------------------------------------------------------------------------------------------------------------------------
     Krikorian                               None                                                None
--------------------- ------------------------------------------------ --------------------------------------------------------
       Storey                                None                                                None
-------------------------------------------------------------------------------------------------------------------------------
      Sullivan                               None                                                None
-------------------------------------------------------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2009.
(2)  The Trust is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------------------------------------------------------------------------------------------------------------------------
                                                      PENSION OR RETIREMENT        ESTIMATED ANNUAL
                                 AGGREGATE           BENEFITS ACCRUED AS PART       BENEFITS UPON        TOTAL COMPENSATION FROM THE
        NAME                   COMPENSATION              OF FUND EXPENSES             RETIREMENT          TRUST AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
        Doran                     [$xx]                        n/a                       n/a                        [$xx]
------------------------------------------------------------------------------------------------------------------------------------
       Nesher                     [$xx]                        n/a                       n/a                        [$xx]
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
       Carlbom
------------------------------------------------------------------------------------------------------------------------------------
        Darr                      [$xx]                        n/a                       n/a                        [$xx]
------------------------------------------------------------------------------------------------------------------------------------
       Johnson                    [$xx]                        n/a                       n/a                        [$xx]
------------------------------------------------------------------------------------------------------------------------------------
      Krikorian                   [$xx]                        n/a                       n/a                        [$xx]
------------------------------------------------------------------------------------------------------------------------------------
       Storey                     [$xx]                        n/a                       n/a                        [$xx]
------------------------------------------------------------------------------------------------------------------------------------
      Sullivan                    [$xx]                        n/a                       n/a                        [$xx]
------------------------------------------------------------------------------------------------------------------------------------

(1) The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        OTHER
      NAME AND           POSITION WITH TRUST              PRINCIPAL OCCUPATIONS IN PAST 5 YEARS                     DIRECTORSHIPS
  DATE OF BIRTH          AND LENGTH OF TERM                                                                              HELD
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson      President             Managing Director of SEI Investments since 2006. Vice President and   None.
(03/12/64)               (since 2008)          Assistant Secretary of the Administrator from 2004 to 2006. General
                                               Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice
                                               President and Associate Counsel for the Oppenheimer Funds from
                                               2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Michael Lawson           Treasurer,            Director, SEI Investments, Fund Accounting since July 2005.           None.
(10/08/60)               Controller and        Manager, SEI Investments, Fund Accounting from April 1995 to
                         Chief Financial       February 1998 and November 1998 to July 2005.
                         Officer
                         (since 2005)
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery            Chief Compliance      Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI    None.
(12/18/62)               Officer               Alpha Strategy Portfolios, LP since June 2007. Chief Compliance
                         (since 2006)          Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed
                                               Trust, SEI Asset Allocation Trust, SEI Institutional International
                                               Trust, SEI Institutional Investments Trust, SEI Daily Income Trust,
                                               SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.
                                               Director of Investment Product Management and Development, SEI
                                               Investments, since February 2003; Senior Investment Analyst -
                                               Equity Team, SEI Investments, from March 2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
Carolyn Mead             Vice President and    Counsel at SEI Investments since 2007. Associate at Stradley,         None.
(07/08/57)               Assistant Secretary   Ronon, Stevens & Young from 2004 to 2007. Counsel at ING Variable
                         (since 2007)          Annuities from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto         Vice President and    General Counsel and Secretary of SIMC and the Administrator since     None.
(03/28/68)               Assistant Secretary   2004.  Vice President of SIMC and the Administrator since 1999.
                         (since 1999)          Vice President and Assistant Secretary of SEI Investments since
                                               2001.  Assistant Secretary of SIMC, the Administrator and the
                                               Distributor, and Vice President of the Distributor from 1999 to
                                               2003.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye             Vice President        Vice President and Assistant Secretary of SIMC since 2005.  Vice      None.
(09/11/68)               and Assistant         President at Deutsche Asset Management from 2003 to 2004.
                         Secretary             Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.
                         (since 2004)
------------------------------------------------------------------------------------------------------------------------------------
Joseph Gallo             Vice President        Counsel at SEI Investments since 2007. Associate Counsel at ICMA-RC   None.
(04/29/73)               and Secretary         from 2004 to 2007.  Assistant Secretary of The VantageTrust Company
                         (since 2007)          in 2007.  Assistant Secretary of The Vantagepoint Funds from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Andrew S. Decker         AML Officer           Compliance Officer and Product Manager of SEI Investments since       None.
(08/22/63)               (since 2008)          2005. Vice President of Old Mutual Capital from 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Michael Beattie          Vice President        Director of Client Service at SEI since 2004.                         None.
(03/13/65)               (since 2009)
------------------------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How the Fund Calculates NAV." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter ("OTC") market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

OTC securities held by the Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Adviser based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. If the last quoted value of the index is not readily available, the swap agreement will be valued in good faith in accordance with procedures adopted by the Board. The value of foreign equity index and currency index swap agreements entered into by the Fund are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.


TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

This general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("90% Test"); (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships ("Asset Test").

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

OPTIONS TRANSACTIONS BY THE FUND. If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of the Fund's ordinary income for that year and 98% of the Fund's capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate the Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Because the Fund is new, the Fund did not hold any securities of "regular brokers and dealers" as of the most recent fiscal year end.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, their Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/aviva. This information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. The Fund may provide ratings and rankings organizations with the same information at the same time it is filed with the SEC or one day after it is made available on the internet web site.

The Fund's policies and procedures provide that the Authorized Person may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet, provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. Legitimate business objectives may include but are not necessarily limited to: disclosure for required due diligence purposes; disclosure to a newly hired investment adviser or sub-adviser; or disclosure to a rating agency for use in developing a rating.

In addition, the Fund's service providers, such as the Custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

Beginning August 31, 2010, a description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to how the Adviser voted proxies relating to the Fund's portfolio securities for the most recent 12-month period ended June 30, will be available on Form N-PX (i) without charge, upon request, by calling [[insert phone number]] and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund does not have any beneficial owners to report.

                              APPENDIX A - RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -  Leading market positions in well-established industries.

         -  High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative.

The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES


                       AVIVA INVESTORS NORTH AMERICA, INC.

                           IA POLICIES AND PROCEDURES

                                  PROXY VOTING

POLICY

AINA, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best interests of our clients. AINA maintains procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose conflicts of interest, as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of the adviser's proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

The senior officer responsible for trading has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping and for AINA's adherence to the policies and procedures set forth in this section 16, except in relation to real estate fund investing. Although ultimately responsible for this section 16, the senior officer responsible for trading may delegate the actual voting of proxies and recordkeeping relating to the same to qualified individuals subject to his or her oversight. AINA's senior officer responsible for advising with respect to real estate fund investing shall be responsible for assuring the implementation of and compliance with this Section with respect to investment advisory activities of AINA relating to real estate fund investing.

PROCEDURE

As part of its advisory service, AINA will vote proxies of portfolio securities for its clients, unless the client desires, or its governing documents require it, to retain authority to vote proxies. All proxy requests will be forwarded to the senior officer responsible for trading or his or her designee for review. AINA may retain a professional consultant to assist it in exercising such authority.

If a material conflict of interest exists between AINA's interests and those of the client with respect to proxy voting, AINA will disclose such conflict in writing to the client and obtain written consent from the client to vote the proxy.

ROUTINE PROXY VOTES: It has been the policy of AINA to vote with management on routine matters affecting the future of the corporation. Our philosophy has been that we can sell the stock if we find ourselves in disagreement regarding conduct of the corporation's affairs.

NON-ROUTINE PROXY VOTES: We will vote shares in portfolios we manage based on our best judgment as to what will produce the best outcome for the client. In the event any routine matter is determined by the senior officer responsible for trading, or his/her designee, to have special significance, we will analyze the issue before voting. The following are non-routine matters:

     o  Diminish shareholder rights or control over management;

     o  Reduce the proportionate share of current holdings; or

     o Entrench management at the expense of current or future shareholders. Specific proposals in the above categories that will trigger an in-depth analysis by AINA include:

     o  Preemptive rights offerings;

     o  Staggered boards, where they do not exist already;

     o  New classes of shares having different voting rights;

     o  "Poison pills"; and

     o  "Golden Parachutes."

As stated, our vote on unusual corporate events is designed to maximize return consistent with risk, as determined by the best judgment of the senior officer responsible for trading, or his/her designee.

CLIENT REQUESTS: AINA shall set forth in all advisory contracts (i) a summary of AINA's proxy voting policies and procedures and (ii) information as to how the client may obtain from AINA information/details with respect to AINA's voting of proxies for the client's securities.

ERISA: AINA presently does not advise a "plan asset" account. If in the future AINA plans to advise a "plan asset" account, additional policies and procedures specifically pertinent to voting proxies for any accounts subject to ERISA will be added to these Policies and Procedures.

RECORD KEEPING: To meet the requirements of state and federal law and regulations, and for efficient internal management, consents and supporting material will be kept for 5 years.

                            PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
          (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(c)       Not Applicable.

(d)(1) Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(d)(2) Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(d)(3) Investment Advisory Agreement dated November 21, 1994 between the Registrant and AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(d)(4) Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital Management Corp. and AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.

(d)(5) Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit
          (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(d)(6) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(d)(7) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(8) Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.

(d)(9) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(10) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Analytic Investors, LLC is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000164 on April 26, 2006.

(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(12) Amended Schedule A dated August 7, 2007 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

(d)(13) Expense Limitation Agreement dated October 27, 2008 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-02-000263 on August 30, 2002.

(d)(15) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(16) Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-09-000641 on December 18, 2009.

(d)(17) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-09-000641 on December 18, 2009.

(d)(18) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit
          (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(19) Investment Advisory Agreement dated March 1, 2003 between the Registrant and National City Investment Management Co. (now, PNC Capital Advisors, LLC) is incorporated herein by reference to exhibit
          (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.

(d)(20) Interim Investment Advisory Agreement dated December 31, 2008 between the Registrant and PNC Capital Advisors, LLC is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-09-000087 on March 2, 2009.

(d)(21) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-05-000093 on February 25, 2005.

(d)(22) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-09-000276 on July 2, 2009.

(d)(23) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

(d)(24) Schedule A dated December 16, 2005, as amended August 8, 2006, to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000426 on September 8, 2006.

(d)(25) Expense Limitation Agreement dated August 12, 2008 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.

(d)(26) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(d)(27) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-09-000276 on July 2, 2009.

(d)(28) Investment Advisory Agreement dated September 21, 2009 between the Registrant and Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000594 on November 30, 2009.

(d)(29) Form of Expense Limitation Agreement between the Registrant and Pennant Management, Inc., relating to the USFS Funds U.S. Government Limited Duration Fund, is incorporated herein by reference to exhibit
          (d)(31) of Post-Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000594 on November 30, 2009.

(d)(30) Form of Investment Advisory Agreement between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit
          (d)(30) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000009 on January 15, 2010.

(d)(31) Form of Expense Limitation Agreement between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit
          (d)(31) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000009 on January 15, 2010.

(d)(32) Form of Investment Advisory Agreement between the Registrant and Aviva Investors North America, Inc. is filed herewith.

(d)(33) Form of Expense Limitation Agreement between the Registrant and Aviva Investors North America, Inc. is filed herewith.

(e)(1) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(e)(2) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.

(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement dated November 10, 1997 between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.

(e)(4) Revised Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f)       Not Applicable.

(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.

(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank, National Association) assigning the Custodian Agreement to U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on August 28, 2006.

(g)(5) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(g)(6) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(g)(7) Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A. to be filed by amendment.

(g)(8) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit
          (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.

(g)(9) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(g)(10) Custody Agreement between the Registrant and The Northern Trust Company to be filed by amendment.

(h)(1) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit
          (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.

(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(h)(3) Amendment and Attachment 1 thereto dated April 1, 2006 to the Amended and Restated Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the LSV Value Equity Fund, is incorporated herein by reference to exhibit (h)(28) of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000213 on June 7, 2006.

(h)(4) Amendments to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investment Global Fund Services, relating to the LSV Conservative Value Equity Fund, LSV Conservative Core Equity Fund and LSV Global Value Fund, to be filed by amendment.

(h)(5) Amendment and Attachment 1 thereto dated September 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the HGK Equity Value Fund, is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

(h)(6) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio, is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(h)(7) Amended and Restated Amendment Dated June 20, 2007 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the ICM Small Company Portfolio, is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.

(h)(8) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the Analytic Short-Term Income Fund, is incorporated herein by reference to exhibit
          (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(h)(9) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit
          (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(h)(10) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the McKee International Equity Portfolio, is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(h)(11) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the United Association S&P 500 Index Fund, is incorporated herein by reference to exhibit
          (h)(13) of Post-Effective Amendment No. 104 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000094 on February 28, 2008.

(h)(12) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.

(h)(13) Amendment and Attachment 1 thereto dated September 1, 2007 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Cambiar Opportunity Portfolio, Cambiar International Equity Portfolio, Cambiar Small Mid Cap Portfolio and Cambiar Aggressive Value Portfolio, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 104 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000094 on February 28, 2008.

(h)(14) Amendment and Attachment 1 thereto dated July 30, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Rice Hall James MicroCap Portfolio, Rice Hall James Small Cap Portfolio and Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000402 on August 27, 2004.

(h)(15) Amendment and Attachment 1 thereto dated November 12, 2009 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the AIG Money Market Fund, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(h)(16) Amendment and Attachment 1 thereto dated July 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the FMC Strategic Value Fund and FMC Select Fund, is incorporated herein by reference to exhibit
          (h)(48) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000492 on August 29, 2005.

(h)(17) Amendment and Attachment 1 thereto dated September 7, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the WHG Income Opportunity Fund, WHG SmidCap Fund, WHG LargeCap Value Fund, WHG Balanced Fund, WHG SmallCap Value Fund, and WHG AllCap Value Fund, is incorporated herein by reference to exhibit (h)(25) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(h)(18) Amendment and Attachment 1 thereto dated January 27, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(26) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(h)(19) Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.

(h)(20) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(21) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(h)(22) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(23) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.

(h)(24) Amended Exhibit D dated April 2007 to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(29) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(h)(25) Amended Exhibit D to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc., to be filed by amendment.

(h)(26) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

(h)(27) Shareholder Services Plan, relating to the Institutional Class Shares of the Cambiar Opportunity Fund and the Cambiar International Fund, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.

(h)(28) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth Fund, is incorporated herein by reference to exhibit
          (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.

(h)(29) Shareholder Services Plan, relating to the Institutional Shares of the WHG SmidCap Fund and WHG SmallCap Value Fund, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-07-000518 on November 15, 2007.

(h)(30) Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
          No. 0001135428-10-000009 on January 15, 2010.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)       Not Applicable.

(k)       Not Applicable.

(l)       Not Applicable.

(m)(1) Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(2) Form of Amended Schedule to the Distribution Plan dated August 8, 1994, as amended August 14, 2000, is filed herewith.

(m)(3) Distribution Plan dated September 17, 2002 and Schedule A dated September 17, 2002, as amended, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.

(m)(4) Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

(n)(2) Schedule G to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the WHG Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(n)(3) Revised Schedule C and Exhibit C.2 to the Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Cambiar Funds, are incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.

(n)(4) Form of Schedule J and Exhibits J.1 and J.2 to the Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (n)(4) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000009 on January 15, 2010.

(n)(5) Form of Schedule I and Exhibits I.1 and I.2 to the Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Aviva Investors Protected Asset Allocation 2015 Fund, is filed herewith.

(o)       Not Applicable.

(p)(1) Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-07-000518 on November 15, 2007.

(p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated July 27, 2006 is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(4) Analytic Investors, LLC Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(5) Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.

(p)(6) Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(7) C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(8) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics as amended September 2008 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.

(p)(9) First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(10) Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(11) AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit
          (p)(12) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(p)(12) Rice Hall James & Associates, LLC Revised Code of Ethics dated February 1, 2005 is incorporated herein by reference to exhibit
          (p)(15) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(13) Acadian Asset Management, LLC Revised Code of Ethics dated April 1, 2007 is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(14) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.

(p)(15) Edgewood Management LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.

(p)(16) PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(p)(17) Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
          0001135428-09-000365 on August 21, 2009.

(p)(18) SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(p)(19) Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
          No. 0001135428-10-000009 on January 15, 2010.

(p)(20)   Aviva Investors North America, Inc. Code of Ethics is filed herewith.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30.  INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee. [INFORMATION IN TABLES BELOW TO BE UPDATED BY AMENDMENT]

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

AIG ASSET MANAGEMENT (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AIG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AIG is 70 Pine Street, New York, New York 10270. AIG is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

ANALYTIC INVESTORS, LLC
Analytic Investors, LLC ("Analytic") serves as the investment adviser to the Analytic Short Term Income Fund. The principal address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013. Analytic is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008.

---------------------------------------------------------------------------------------------------------------------
       NAME AND POSITION                                                                 CONNECTION WITH
    WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                         OTHER COMPANY
---------------------------------------------------------------------------------------------------------------------
Dr. Roger Glen Clarke, Chairman   Ensign Peak Advisors                        President (September 1997 - present)
                                  -----------------------------------------------------------------------------------
                                  Bonneville Holding Corporation              Director (January 2000 - present)
                                  -----------------------------------------------------------------------------------
                                  Deseret Trust Company                       Director (September 1996 - present)
                                  -----------------------------------------------------------------------------------
                                  Deseret  Mutual Benefit Administrators      Director (March 2006 - present)
---------------------------------------------------------------------------------------------------------------------
Harindra de Silva, Director and   Analytic US Market Neutral, Ltd.            Director (01/1999 - present)
President                         -----------------------------------------------------------------------------------
                                  Analytic US Market Offshore Master, Ltd.    Director (11/2000 - present)
                                  -----------------------------------------------------------------------------------
                                  Analytic US Market Neutral Offshore II,     Director (05/2002 - present)
                                  Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic US Market Neutral Offshore         Director (05/2002 - present)
                                  Master II, Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic US Market Neutral Offshore M,      Director (03/2004 - present)
                                  Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore, Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore Master, Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic Market Neutral V-6, Ltd.           Director (04/2005 - present)
                                  -----------------------------------------------------------------------------------
                                  Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
       NAME AND POSITION                                                                 CONNECTION WITH
    WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                         OTHER COMPANY
---------------------------------------------------------------------------------------------------------------------
Marie Nastasi Arlt, Director,     Analytic US Market Neutral Offshore, Ltd.   Director (11/2001 - present)
Treasurer, Vice President,        -----------------------------------------------------------------------------------
Chief Operating Officer and       Analytic US Market Neutral Offshore II,     Director (05/2002 - present)
Corporate Secretary               Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic US Market Neutral Offshore M,      Director (03/2004 - present)
                                  Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic US Market Neutral Offshore         Director (04/2005 - present)
                                  Master, Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic US Market Neutral Offshore         Director (04/2005 - present)
                                  Master II, Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore, Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore Master, Ltd.
                                  -----------------------------------------------------------------------------------
                                  Analytic Market Neutral V-6, Ltd.           Director (04/2005 - present)
                                  -----------------------------------------------------------------------------------
                                  Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)
---------------------------------------------------------------------------------------------------------------------
Thomas M. Turpin, Director        Old Mutual US Holdings, Inc.                Interim Chief Executive Officer
                                                                              (April 2008 - present)
---------------------------------------------------------------------------------------------------------------------

AVIVA INVESTORS NORTH AMERICA, INC.
Aviva Investors North America, Inc. ("Aviva") serves as the investment adviser to the Aviva Investors Protected Asset Allocation 2015 Fund. The principal address of Aviva is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. Aviva is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of December 31, 2009.

As of December 31, 2009, none of the directors, officers or partners of Aviva is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Conquistador Fund and the Cambiar Aggressive Value Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2008 and 2009.

For the fiscal years ended April 30, 2008 and 2009, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.
Haverford Investment Management, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. ("HGK") serves as the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK is Newport Tower, 525 Washington Boulevard, Suite 2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund, the LSV Conservative Value Equity Fund, and the LSV Global Value Fund. The address of LSV is 1 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008.

---------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                          NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------------------------------------------------------------------------------
Mark A. Elste                                                            Senior Executive Vice President, Treasurer
President, CEO and CIO                    U.S. Fiduciary Services                       and Director
                                     --------------------------------------------------------------------------------
                                          GreatBanc Trust Company                         Director
                                     --------------------------------------------------------------------------------
                                            Salem Trust Company                           Director
                                     --------------------------------------------------------------------------------
                                       USF Affiliate Services, Inc.                       Director
                                     --------------------------------------------------------------------------------
                                              Waretech, Inc.                              Director
---------------------------------------------------------------------------------------------------------------------
Lauren E. McAfee                          U.S. Fiduciary Services                        Secretary
Chief Compliance Officer and         --------------------------------------------------------------------------------
Secretary                                 GreatBanc Trust Company          Secretary and Risk Management Officer
                                     --------------------------------------------------------------------------------
                                            Salem Trust Company            Secretary and Risk Management Officer
                                     --------------------------------------------------------------------------------
                                                                        Legal and Compliance Officer, Secretary and
                                       USF Affiliate Services, Inc.               Risk Management Officer
                                     --------------------------------------------------------------------------------
                                              Waretech, Inc.                             Secretary
---------------------------------------------------------------------------------------------------------------------
James E. Habanek                                                                   Senior Vice President
Senior Vice President                   The Ziegler Companies, Inc.                and Portfolio Manager
---------------------------------------------------------------------------------------------------------------------
Pam C. Dix                                                                         Senior Vice President
Vice President                                   M&I Bank                          and Portfolio Manager
------------------------------------ ---------------------------------- ---------------------------------------------

PNC CAPITAL ADVISORS, LLC
PNC Capital Advisors, LLC ("PNC") serves as the investment adviser to the UA S&P 500 Index Fund. The principal address of PNC is 200 Public Square, 5th Floor, Cleveland, Ohio 44114. Allegiant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of December 31, 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG AllCap Value Fund, and WHG Balanced Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

-------------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

ITEM 32.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                                July 15, 1982
         SEI Liquid Asset Trust                                                November 29, 1982
         SEI Tax Exempt Trust                                                  December 3, 1982
         SEI Institutional Managed Trust                                       January 22, 1987
         SEI Institutional International Trust                                 August 30, 1988
         The Advisors' Inner Circle Fund                                       November 14, 1991
         The Advisors' Inner Circle Fund II                                    January 28, 1993
         Bishop Street Funds                                                   January 27, 1995
         SEI Asset Allocation Trust                                            April 1, 1996
         SEI Institutional Investments Trust                                   June 14, 1996
         Oak Associates Funds                                                  February 27, 1998
         CNI Charter Funds                                                     April 1, 1999
         iShares Inc.                                                          January 28, 2000
         iShares Trust                                                         April 25, 2000
         Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)                 November 1, 2000
         Causeway Capital Management Trust                                     September 20, 2001
         Barclays Global Investors Funds                                       March 31, 2003
         SEI Opportunity Fund, LP                                              October 1, 2003
         The Arbitrage Funds                                                   May 17, 2005
         The Turner Funds                                                      January 1, 2006
         ProShares Trust                                                       November 14, 2005
         Community Reinvestment Act Qualified Investment Fund                  January 8, 2007
         SEI Alpha Strategy Portfolios, LP                                     June 29, 2007
         TD Asset Management USA Funds                                         July 25, 2007
         SEI Structured Credit Fund, LP                                        July 31, 2007
         Wilshire Mutual Funds, Inc.                                           July 12, 2008
         Wilshire Variable Insurance Trust                                     July 12, 2008
         Forward Funds                                                         August 14, 2008
         Global X Funds                                                        October 24, 2008
         FaithShares Trust                                                     August 7, 2009

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                      Position and Office                         Positions and Offices
         Name                         With Underwriter                            With Registrant
         ----                         ----------------                            ---------------------
         William M. Doran             Director                                             --
         Edward D. Loughlin           Director                                             --
         Wayne M. Withrow             Director                                             --
         Kevin Barr                   President & Chief Executive Officer                  --
         Maxine Chou                  Chief Financial Officer, Chief Operations            --
                                      Officer, & Treasurer
         Karen LaTourette             Chief Compliance Officer, Anti-Money
                                      Laundering Officer & Assistant Secretary             --
         John C. Munch                General Counsel & Secretary                          --
         Mark J. Held                 Senior Vice President                                --
         Lori L. White                Vice President & Assistant Secretary                 --
         John Coary                   Vice President & Assistant Secretary                 --
         John Cronin                  Vice President                                       --
         Robert Silvestri             Vice President                                       --

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

                 U.S. Bank, National Association              Union Bank of California, N.A.
                 800 Nicollett Mall                           475 Sansome Street
                 Minneapolis, Minnesota 55402-4302            15th Floor
                                                              San Francisco, California 94111

                 National City Bank                           The Northern Trust Company
                 National City Center                         50 LaSalle Street
                 1900 East Ninth Street                       Chicago, Illinois  60675
                 Cleveland, Ohio 44114

(b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456

(c)      With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
         the required books and records are maintained at the offices of the Registrant's investment advisers:

                  Acadian Asset Management LLC
                  One Post Office Square, 8th Floor
                  Boston, Massachusetts 02109

                  AIG Asset Management (U.S.), LLC
                  70 Pine Street, 20th Floor
                  New York, New York 10270

                  Analytic Investors, LLC
                  555 West Fifth Street, 50th Floor
                  Los Angeles, CA 90013

                  Aviva Investors North America, Inc.
                  699 Walnut Street, Suite 1700
                  Des Moines, Iowa 50309

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, Colorado 80206

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, Pennsylvania 15222

                  Edgewood Management LLC
                  305 Park Avenue, 18th Floor
                  New York, New York 10022-6057

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, New York  10022-7022

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, Pennsylvania 19087-4546

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, New Jersey 07310

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  LSV Asset Management
                  1 North Wacker Drive
                  Chicago, Illinois 60606

                  Pennant Management, Inc.
                  11270 West Park Place, Suite 1025
                  Milwaukee, Wisconsin 53224

                  PNC Capital Advisors, LLC
                  200 Public Square
                  Cleveland, Ohio 44114

                  Rice Hall James & Associates, LLC
                  600 West Broadway, Suite 1000
                  San Diego, California 92101-3383

                  Sands Capital Management, LLC
                  1101 Wilson Boulevard, Suite 2300
                  Arlington, VA 22209

                  Thompson, Siegel & Walmsley LLC
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, Virginia 23230

                  Westwood Management Corp.
                  200 Crescent Court, Suite 1200
                  Dallas, Texas 75201

ITEM 34.  MANAGEMENT SERVICES:  None.

ITEM 35.  UNDERTAKINGS:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 118 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 15th day of January, 2010.

                                        THE ADVISORS' INNER CIRCLE FUND

                                        By: /s/ Philip T. Masterson
                                            ------------------------------------
                                            Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             *                              Trustee                            January 15, 2010
------------------------------------

Charles E. Carlbom

              *                             Trustee                            January 15, 2010
------------------------------------
John K. Darr

              *                             Trustee                            January 15, 2010
------------------------------------

William M. Doran

           *                                Trustee                            January 15, 2010
------------------------------------
Mitchell A. Johnson

           *                                Trustee                            January 15, 2010
------------------------------------
Betty L. Krikorian

           *                                Trustee                            January 15, 2010
------------------------------------
Robert A. Nesher

           *                                Trustee                            January 15, 2010
------------------------------------
James M. Storey

           *                                Trustee                            January 15, 2010
------------------------------------
George J. Sullivan, Jr.

/s/ Philip T. Masterson                     President                          January 15, 2010
------------------------------------
Philip T. Masterson

           *                                Treasures, Controller &            January 15, 2010
------------------------------------        Chief Financial Officer
Michael Lawson

By: /s/ Philip T. Masterson
    -------------------------------
         Philip T. Masterson

* Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.

                                  EXHIBIT INDEX


EXHIBIT NO.   EXHIBIT
----------    -------

EX-99.D32     Form of Investment Advisory Agreement between the Registrant and
              Aviva Investors North America, Inc.

EX-99.D33     Form of Expense Limitation Agreement between the Registrant and
              Aviva Investors North America, Inc.

EX-99.I       Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.M2      Form of Amended Schedule to the Distribution Plan dated August 8,
              1994

EX-99.N5 Form of Schedule I and Exhibit I.1 and I.2 to the Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Aviva Investors Protected Asset Allocation 2015 Fund

EX-99.P20     Aviva Investors North America, Inc. Code of Ethics

8